SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 2-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Elliot S. Cohen
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1804

Date of fiscal year end: May 31, 2024
Date of reporting period: May 31, 2024

Explanatory Note:

The Registrant is filing this Form N-CSR/A to amend the Form N-CSR for the period ended May 31, 2024 originally filed with the Securities and Exchange Commission on July 31, 2024, to correct tagging in the Tailored Shareholder Reports for all series of the Registrant.
Other than the aforementioned revisions, this amendment does not amend, update or change any other items or disclosures found the original Form N-CSR filing for the Registrant submitted on July 31, 2024.

Item 1. Report to Shareowners

AMIDX

| INSTITUTIONAL SHARES

Amana Developing World Fund

Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Developing World Fund is long-term capital growth, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$96.73	0.90%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2024, the Amana Developing World Fund Institutional Shares returned 14.95%, ahead of the MSCI Emerging Markets Index, which returned 12.39%. For the five-year period ended May 31, 2024, the Institutional Shares reported an annualized return of 8.31%, the Index reported 3.54%, and the Fund’s Morningstar peer group reported 4.45%. Morningstar rated the Institutional Shares 4 Stars for overall performance.

From the end of fiscal 2023 through the end of fiscal 2024, the Amana Developing World Fund's total net assets increased 49.7%. The Institutional Shares reported a turnover ratio of 1.3%, consistent with our overall strategy of investing in companies with long-term growth potential.

Factors Affecting Past Performance

Viewed alone, fiscal 2024 was a strong year for emerging markets. When compared to the US’s immense returns, driven by the rise in artificial intelligence (AI), emerging market returns look humbler. Developing economies experienced growth that propelled equities higher, despite a strong US dollar. While economic growth was strong, equity returns were quite divergent. For the one-year period ended March 31, 2024, India’s gross domestic product (GDP) grew 8.2% and the MSCI India Index returned 37.35%. Meanwhile, China’s GDP grew 5.4% but the MSCI China Index declined -16.98%. This divergence between economic gains and equity growth has been a consistent theme in emerging market investing; economic gains don’t necessarily accrue to shareholders. This, among others, is a key reason why we consider governance at both the company and geographic level.

The above-mentioned disparity, and the fact that China constitutes 27.16% of the MSCI Emerging Markets Index, provides a compelling argument for active investing in emerging markets. Southeast Asia and Latin America benefited from supply chain diversification, Taiwan and South Korea are manufacturing leading-edge semiconductors, and India and Indonesia are adding masses to the middle class. With the MSCI Emerging Markets Index trading at 12.02x forward P/E versus 20.86x for the MSCI USA Index, we continue to see attractive value in developing world markets.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through May 31, 2024 with initial investment of $10,000.

Amana Developing World Fund Institutional Shares $13,470
MSCI Emerging Markets Index $13,007
16,000
14,000
12,000
10,000
8,000
6,000
May - 14
May - 15
May - 16
May - 17
May - 18
May - 19
May - 20
May - 21
May - 22
May - 23
May - 24

	Amana Developing World Fund Institutional Shares $13,470	MSCI Emerging Markets Index $13,007
May - 14	10,000	10,000
June - 14	10,220	10,266
July - 14	10,211	10,464
August - 14	10,495	10,700
September - 14	10,083	9,907
October - 14	10,238	10,024
November - 14	10,156	9,918
December - 14	9,799	9,461
January - 15	9,698	9,517
February - 15	9,762	9,812
March - 15	9,458	9,672
April - 15	9,679	10,416
May - 15	9,504	9,999
June - 15	9,256	9,740
July - 15	9,063	9,064
August - 15	8,364	8,245
September - 15	8,032	7,997
October - 15	8,391	8,567
November - 15	8,345	8,233
December - 15	8,160	8,049
January - 16	8,002	7,527
February - 16	8,076	7,515
March - 16	8,670	8,509
April - 16	8,800	8,555
May - 16	8,744	8,236
June - 16	8,957	8,566
July - 16	9,133	8,997
August - 16	9,198	9,220
September - 16	9,115	9,339
October - 16	8,855	9,361
November - 16	8,317	8,930
December - 16	8,259	8,950
January - 17	8,511	9,440
February - 17	8,680	9,728
March - 17	8,848	9,974
April - 17	9,091	10,192
May - 17	9,334	10,494
June - 17	9,343	10,599
July - 17	9,623	11,231
August - 17	9,633	11,482
September - 17	9,698	11,436
October - 17	9,614	11,837
November - 17	9,745	11,861
December - 17	10,052	12,287
January - 18	10,211	13,311
February - 18	9,893	12,697
March - 18	9,827	12,461
April - 18	9,762	12,405
May - 18	9,443	11,966
June - 18	9,171	11,469
July - 18	9,331	11,721
August - 18	9,190	11,404
September - 18	8,993	11,343
October - 18	8,412	10,355
November - 18	8,722	10,782
December - 18	8,501	10,497
January - 19	9,123	11,416
February - 19	9,067	11,441
March - 19	9,161	11,537
April - 19	9,368	11,780
May - 19	8,822	10,925
June - 19	9,406	11,607
July - 19	9,415	11,465
August - 19	9,217	10,906
September - 19	9,359	11,115
October - 19	9,594	11,583
November - 19	9,585	11,567
December - 19	10,092	12,430
January - 20	9,893	11,851
February - 20	9,505	11,226
March - 20	8,330	9,497
April - 20	8,917	10,366
May - 20	9,192	10,446
June - 20	9,770	11,214
July - 20	10,225	12,216
August - 20	10,348	12,486
September - 20	10,263	12,286
October - 20	10,471	12,539
November - 20	11,391	13,699
December - 20	12,272	14,706
January - 21	12,499	15,157
February - 21	12,727	15,273
March - 21	12,613	15,042
April - 21	12,926	15,416
May - 21	13,049	15,774
June - 21	13,125	15,801
July - 21	12,793	14,738
August - 21	13,125	15,123
September - 21	12,613	14,522
October - 21	12,888	14,666
November - 21	12,935	14,068
December - 21	13,194	14,332
January - 22	12,395	14,061
February - 22	12,232	13,640
March - 22	12,058	13,332
April - 22	11,481	12,591
May - 22	11,452	12,646
June - 22	10,634	11,806
July - 22	11,029	11,777
August - 22	10,711	11,826
September - 22	9,932	10,440
October - 22	10,143	10,115
November - 22	11,173	11,616
December - 22	10,893	11,452
January - 23	11,653	12,357
February - 23	11,166	11,556
March - 23	11,595	11,906
April - 23	11,449	11,771
May - 23	11,439	11,573
June - 23	11,780	12,012
July - 23	12,238	12,760
August - 23	11,799	11,974
September - 23	11,341	11,661
October - 23	10,932	11,208
November - 23	11,673	12,105
December - 23	12,351	12,578
January - 24	12,154	11,994
February - 24	12,608	12,565
March - 24	13,002	12,876
April - 24	12,627	12,934
May - 24	13,470	13,007

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	14.95%	8.31%	2.78%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

Please visit www.saturna.com/amana/developing-world-fund for more recent performance information.

AMIDX

| INSTITUTIONAL SHARES

Amana Developing World Fund

Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$125,834,661
# of Portfolio Holdings	41
Advisory Fees Paid	$833,792
Portfolio Turnover Rate	1%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

NVIDIA	8.2%
Qualcomm	4.0%
Southern Copper	3.6%
ASML Holding NY	3.5%
Taiwan Semiconductor ADR	3.3%
Bim Birlesik Magazalar AS	3.0%
Colgate-Palmolive	2.9%
Ford Otomotiv Sanayi	2.8%
UltraTech Cement	2.7%
Unilever ADR	2.7%

Geographic Weightings

% of Total Net Assets

United States	13.5%
China	9.1%
Taiwan	7.4%
India	7.4%
Malaysia	6.5%
Turkey	5.8%
South Korea	5.6%
Philippines	4.5%
Thailand	3.6%
Peru	3.6%

Industry Weightings

% of Total Net Assets

Personal Care Products	13.5%
Semiconductor Devices	12.2%
Semiconductor Manufacturing	6.8%
Electronics Components	5.8%
Food & Drug Stores	5.4%
Health Care Facilities	5.4%
Communications Equipment	4.5%
Base Metals	3.6%
Automobiles	2.8%
Cement & Aggregates	2.7%
Other Industries	31.2%
Other Assets (net of liabilities)	6.1%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

AMDWX

| INVESTOR SHARES

Amana Developing World Fund

Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Developing World Fund is long-term capital growth, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$121.28	1.13%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2024, the Amana Developing World Fund Investor Shares returned 14.65%, ahead of the MSCI Emerging Markets Index, which returned 12.39%. For the five-year period ended May 31, 2024, the Investor Shares reported an annualized return of 8.09%, the Index reported 3.54%, and the Fund’s Morningstar peer group reported 4.45%. Morningstar rated the Investor Shares 4 Stars for overall performance.

From the end of fiscal 2023 through the end of fiscal 2024, the Amana Developing World Fund's total net assets increased 49.7%. The Investor Shares reported a low turnover ratio of 1.3%, consistent with our overall strategy of investing in companies with long-term growth potential.

Factors Affecting Past Performance

Viewed alone, fiscal 2024 was a strong year for emerging markets. When compared to the US’s immense returns, driven by the rise in artificial intelligence (AI), emerging market returns look humbler. Developing economies experienced growth that propelled equities higher, despite a strong US dollar. While economic growth was strong, equity returns were quite divergent. For the one-year period ended March 31, 2024, India’s gross domestic product (GDP) grew 8.2% and the MSCI India Index returned 37.35%. Meanwhile, China’s GDP grew 5.4% but the MSCI China Index declined -16.98%. This divergence between economic gains and equity growth has been a consistent theme in emerging market investing; economic gains don’t necessarily accrue to shareholders. This, among others, is a key reason why we consider governance at both the company and geographic level.

The above-mentioned disparity, and the fact that China constitutes 27.16% of the MSCI Emerging Markets Index, provides a compelling argument for active investing in emerging markets. Southeast Asia and Latin America benefited from supply chain diversification, Taiwan and South Korea are manufacturing leading-edge semiconductors, and India and Indonesia are adding masses to the middle class. With the MSCI Emerging Markets Index trading at 12.02x forward P/E versus 20.86x for the MSCI USA Index, we continue to see attractive value in developing world markets.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through May 31, 2024 with initial investment of $10,000.

Amana Developing World Fund Investor Shares $12,872
MSCI Emerging Markets Index $13,007
16,000
14,000
12,000
10,000
8,000
6,000
May - 14
May - 15
May - 16
May - 17
May - 18
May - 19
May - 20
May - 21
May - 22
May - 23
May - 24

	Amana Developing World Fund Investor Shares $12,872	MSCI Emerging Markets Index $13,007
May - 14	10,000	10,000
June - 14	8,639	10,266
July - 14	10,230	10,464
August - 14	10,505	10,700
September - 14	10,074	9,907
October - 14	10,230	10,024
November - 14	10,147	9,918
December - 14	9,789	9,461
January - 15	9,679	9,517
February - 15	9,743	9,812
March - 15	9,430	9,672
April - 15	9,660	10,416
May - 15	9,476	9,999
June - 15	9,228	9,740
July - 15	9,034	9,064
August - 15	8,334	8,245
September - 15	7,994	7,997
October - 15	8,362	8,567
November - 15	8,307	8,233
December - 15	8,123	8,049
January - 16	7,966	7,527
February - 16	8,040	7,515
March - 16	8,623	8,509
April - 16	8,744	8,555
May - 16	8,688	8,236
June - 16	8,910	8,566
July - 16	9,077	8,997
August - 16	9,133	9,220
September - 16	9,049	9,339
October - 16	8,790	9,361
November - 16	8,253	8,930
December - 16	8,202	8,950
January - 17	8,452	9,440
February - 17	8,620	9,728
March - 17	8,787	9,974
April - 17	9,028	10,192
May - 17	9,270	10,494
June - 17	9,270	10,599
July - 17	9,548	11,231
August - 17	9,558	11,482
September - 17	9,613	11,436
October - 17	9,530	11,837
November - 17	9,660	11,861
December - 17	9,956	12,287
January - 18	10,114	13,311
February - 18	9,807	12,697
March - 18	9,733	12,461
April - 18	9,668	12,405
May - 18	9,351	11,966
June - 18	9,082	11,469
July - 18	9,240	11,721
August - 18	9,100	11,404
September - 18	8,905	11,343
October - 18	8,328	10,355
November - 18	8,635	10,782
December - 18	8,407	10,497
January - 19	9,024	11,416
February - 19	8,968	11,441
March - 19	9,062	11,537
April - 19	9,268	11,780
May - 19	8,725	10,925
June - 19	9,296	11,607
July - 19	9,314	11,465
August - 19	9,109	10,906
September - 19	9,240	11,115
October - 19	9,483	11,583
November - 19	9,473	11,567
December - 19	9,977	12,430
January - 20	9,780	11,851
February - 20	9,386	11,226
March - 20	8,232	9,497
April - 20	8,804	10,366
May - 20	9,076	10,446
June - 20	9,649	11,214
July - 20	10,090	12,216
August - 20	10,212	12,486
September - 20	10,128	12,286
October - 20	10,334	12,539
November - 20	11,235	13,699
December - 20	12,099	14,706
January - 21	12,324	15,157
February - 21	12,549	15,273
March - 21	12,437	15,042
April - 21	12,737	15,416
May - 21	12,859	15,774
June - 21	12,925	15,801
July - 21	12,605	14,738
August - 21	12,925	15,123
September - 21	12,418	14,522
October - 21	12,690	14,666
November - 21	12,737	14,068
December - 21	12,984	14,332
January - 22	12,195	14,061
February - 22	12,034	13,640
March - 22	11,863	13,332
April - 22	11,293	12,591
May - 22	11,255	12,646
June - 22	10,457	11,806
July - 22	10,837	11,777
August - 22	10,524	11,826
September - 22	9,754	10,440
October - 22	9,963	10,115
November - 22	10,970	11,616
December - 22	10,700	11,452
January - 23	11,438	12,357
February - 23	10,959	11,556
March - 23	11,371	11,906
April - 23	11,237	11,771
May - 23	11,227	11,573
June - 23	11,554	12,012
July - 23	12,014	12,760
August - 23	11,573	11,974
September - 23	11,131	11,661
October - 23	10,719	11,208
November - 23	11,438	12,105
December - 23	12,116	12,578
January - 24	11,913	11,994
February - 24	12,358	12,565
March - 24	12,736	12,876
April - 24	12,368	12,934
May - 24	12,872	13,007

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	14.65%	8.09%	2.56%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

Please visit www.saturna.com/amana/developing-world-fund for more recent performance information.

AMDWX

| INVESTOR SHARES

Amana Developing World Fund

Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$125,834,661
# of Portfolio Holdings	41
Advisory Fees Paid	$833,792
Portfolio Turnover Rate	1%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

NVIDIA	8.2%
Qualcomm	4.0%
Southern Copper	3.6%
ASML Holding NY	3.5%
Taiwan Semiconductor ADR	3.3%
Bim Birlesik Magazalar AS	3.0%
Colgate-Palmolive	2.9%
Ford Otomotiv Sanayi	2.8%
UltraTech Cement	2.7%
Unilever ADR	2.7%

Geographic Weightings

% of Total Net Assets

United States	13.5%
China	9.1%
Taiwan	7.4%
India	7.4%
Malaysia	6.5%
Turkey	5.8%
South Korea	5.6%
Philippines	4.5%
Thailand	3.6%
Peru	3.6%

Industry Weightings

% of Total Net Assets

Personal Care Products	13.5%
Semiconductor Devices	12.2%
Semiconductor Manufacturing	6.8%
Electronics Components	5.8%
Food & Drug Stores	5.4%
Health Care Facilities	5.4%
Communications Equipment	4.5%
Base Metals	3.6%
Automobiles	2.8%
Cement & Aggregates	2.7%
Other Industries	31.2%
Other Assets (net of liabilities)	6.1%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

AMIGX

| INSTITUTIONAL SHARES

Amana Growth Fund

Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Growth Fund is long-term capital growth, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$70.17	0.62%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2024, the Institutional Shares of the Amana Growth Fund returned 26.34% (versus 7.09% last year). The Institutional Shares’ fiscal year performance trailed the broad S&P 500 Index, which gained 28.19%. While income is not an investment, the Institutional Shares paid a qualified income dividend at $0.24 per share. All Fund shareowners received a capital gain distribution of $0.35 per share. The Fund's total net assets increased 36.63% during the fiscal year.  For the 10-year period ended May 31, 2024, the Institutional Shares provided an annualized return of 15.15%. Since their inception on September 25, 2013, the Institutional Shares provided an annualized return of 15.41%.

What Factors Influenced Performance?

After Nvidia’s May 2023 earnings announcement, the artificial intelligence (AI) frenzy took off, defining market performance ever since. The handful of stocks that dominated 2023 became known as the Magnificent Seven: Apple, Microsoft, Nvidia, Google, Amazon, Tesla, and Meta. All (except possibly Apple) are expected to be major AI players in the coming years. The Amana Growth Fund holds positions in Apple, Microsoft, Nvidia, and Google. We do not believe the other three stocks are appropriate holdings for the Fund. Those we do own are held in positions lower than their benchmark weights, creating a performance drag. Last year, GLP-1 drug companies Novo Nordisk and Eli Lilly helped overcome that drag, soaring to new heights on enthusiasm for the effectiveness of their weight loss drugs. Trane was a top contributor in the Industrial sector, benefiting from rising demand for cooling technologies.

Looking Forward

With a presidential election approaching, either bravery or foolishness would be required to opine on next year’s outlook. The two candidates have widely divergent opinions on a host of issues including taxation, tariffs, immigration, fossil fuels, alternative energy, and many others. Economic resilience (in terms of jobs and wages) adds to the uncertainty, defying the inverted yield curve prognostications, and consumers are still scarred from the pandemic-engendered period of high inflation.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through May 31, 2024 with initial investment of $10,000.

Amana Growth Fund Institutional Shares $40,989
S&P 500 Index $33,028
45,000
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
May - 14
May - 15
May - 16
May - 17
May - 18
May - 19
May - 20
May - 21
May - 22
May - 23
May - 24

	Amana Growth Fund Institutional Shares $40,989	S&P 500 Index $33,028
May - 14	10,000	10,000
June - 14	10,241	10,207
July - 14	9,955	10,066
August - 14	10,388	10,468
September - 14	10,316	10,322
October - 14	10,659	10,574
November - 14	11,098	10,858
December - 14	11,000	10,831
January - 15	10,640	10,506
February - 15	11,356	11,109
March - 15	11,176	10,934
April - 15	11,138	11,039
May - 15	11,288	11,181
June - 15	10,977	10,964
July - 15	11,366	11,194
August - 15	10,618	10,519
September - 15	10,422	10,258
October - 15	11,115	11,124
November - 15	11,134	11,157
December - 15	10,977	10,981
January - 16	10,466	10,436
February - 16	10,524	10,422
March - 16	11,129	11,129
April - 16	11,091	11,172
May - 16	11,436	11,372
June - 16	11,443	11,402
July - 16	11,940	11,822
August - 16	11,864	11,839
September - 16	11,861	11,841
October - 16	11,474	11,625
November - 16	11,616	12,056
December - 16	11,838	12,294
January - 17	12,220	12,527
February - 17	12,786	13,025
March - 17	12,951	13,040
April - 17	13,230	13,174
May - 17	13,572	13,359
June - 17	13,532	13,442
July - 17	13,737	13,719
August - 17	14,047	13,761
September - 17	14,311	14,045
October - 17	14,739	14,372
November - 17	15,234	14,813
December - 17	15,306	14,978
January - 18	16,158	15,836
February - 18	15,651	15,252
March - 18	15,520	14,864
April - 18	15,258	14,921
May - 18	15,883	15,281
June - 18	15,892	15,375
July - 18	16,691	15,947
August - 18	17,603	16,466
September - 18	17,918	16,560
October - 18	16,669	15,428
November - 18	16,996	15,743
December - 18	15,715	14,321
January - 19	16,878	15,469
February - 19	17,874	15,966
March - 19	18,471	16,276
April - 19	19,132	16,935
May - 19	17,874	15,859
June - 19	19,114	16,976
July - 19	19,205	17,220
August - 19	19,227	16,948
September - 19	19,295	17,265
October - 19	19,653	17,639
November - 19	20,282	18,279
December - 19	20,965	18,831
January - 20	20,923	18,823
February - 20	19,762	17,274
March - 20	18,110	15,140
April - 20	20,080	17,081
May - 20	21,344	17,895
June - 20	22,219	18,250
July - 20	23,759	19,279
August - 20	25,369	20,665
September - 20	24,732	19,880
October - 20	23,740	19,351
November - 20	26,379	21,470
December - 20	27,922	22,295
January - 21	27,764	22,070
February - 21	28,100	22,679
March - 21	28,941	23,672
April - 21	30,118	24,935
May - 21	30,415	25,109
June - 21	31,829	25,696
July - 21	33,308	26,306
August - 21	34,742	27,106
September - 21	32,156	25,845
October - 21	34,698	27,656
November - 21	35,494	27,464
December - 21	36,807	28,695
January - 22	33,897	27,210
February - 22	32,318	26,395
March - 22	32,955	27,375
April - 22	30,449	24,988
May - 22	30,295	25,034
June - 22	28,182	22,968
July - 22	30,763	25,085
August - 22	29,423	24,062
September - 22	26,667	21,846
October - 22	28,949	23,615
November - 22	31,211	24,935
December - 22	29,732	23,498
January - 23	31,300	24,975
February - 23	30,301	24,365
March - 23	32,044	25,260
April - 23	32,174	25,654
May - 23	32,443	25,766
June - 23	34,409	27,468
July - 23	34,802	28,350
August - 23	34,657	27,899
September - 23	32,919	26,569
October - 23	32,536	26,010
November - 23	35,640	28,386
December - 23	37,457	29,675
January - 24	38,683	30,174
February - 24	40,712	31,785
March - 24	41,448	32,808
April - 24	39,836	31,468
May - 24	40,989	33,028

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	26.34%	18.06%	15.15%
S&P 500 Index	28.19%	15.79%	12.68%

Please visit www.saturna.com/amana/growth-fund for more recent performance information.

AMIGX

| INSTITUTIONAL SHARES

Amana Growth Fund

Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$5,225,172,912
# of Portfolio Holdings	35
Advisory Fees Paid	$27,063,118
Portfolio Turnover Rate	10%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Apple	7.3%
ASML Holding NY	5.7%
Eli Lilly	5.5%
Microsoft	5.2%
Novo Nordisk ADR	5.2%
Alphabet, Class A	4.4%
NVIDIA	4.1%
Advanced Micro Devices	3.8%
Taiwan Semiconductor ADR	3.5%
Intuit	3.2%

Geographic Weightings

% of Total Net Assets

United States	77.5%
Netherlands	5.5%
Denmark	5.2%
Taiwan	3.5%
Ireland	2.5%
United Kingdom	2.4%
France	1.9%

Industry Weightings

% of Total Net Assets

Large Pharma	15.0%
Semiconductor Devices	10.7%
Infrastructure Software	9.5%
Semiconductor Manufacturing	9.2%
Communications Equipment	8.9%
Application Software	5.9%
Commercial & Residential Building Equipment & Systems	5.3%
Internet Media & Services	4.4%
Measurement Instruments	4.1%
Life Science & Diagnostics	3.8%
Other Industries	21.8%
Other Assets (net of liabilities)	1.4%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

AMAGX

| INVESTOR SHARES

Amana Growth Fund

Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Growth Fund is long-term capital growth, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$98.32	0.87%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2024, the Investor Shares of the Amana Growth Fund returned 26.03% (versus 6.83% last year). The Investor Shares’ fiscal year performance trailed the broad S&P 500 Index, which gained 28.19%. While income is not an investment objective, the Investor Shares paid a qualified income dividend at $0.11 per share. All Fund shareowners received a capital gain distribution of $0.35 per share. The Fund's total net assets increased 36.63% during the fiscal year.  For the 15-year period ended May 31, 2024, the Investor provided an annualized return of 14.66%. Since the Fund's inception on February 3, 1994, the Investor Shares provided an annualized return of 11.93%.

What Factors Influenced Performance?

After Nvidia’s May 2023 earnings announcement, the artificial intelligence (AI) frenzy took off, defining market performance ever since. The handful of stocks that dominated 2023 became known as the Magnificent Seven: Apple, Microsoft, Nvidia, Google, Amazon, Tesla, and Meta. All (except possibly Apple) are expected to be major AI players in the coming years. The Amana Growth Fund holds positions in Apple, Microsoft, Nvidia, and Google. We do not believe the other three stocks are appropriate holdings for the Fund. Those we do own are held in positions lower than their benchmark weights, creating a performance drag. Last year, GLP-1 drug companies Novo Nordisk and Eli Lilly helped overcome that drag, soaring to new heights on enthusiasm for the effectiveness of their weight loss drugs. Trane was a top contributor in the Industrial sector, benefiting from rising demand for cooling technologies.

Looking Forward

With a presidential election approaching, either bravery or foolishness would be required to opine on next year’s outlook. The two candidates have widely divergent opinions on a host of issues including taxation, tariffs, immigration, fossil fuels, alternative energy, and many others. Economic resilience (in terms of jobs and wages) adds to the uncertainty, defying the inverted yield curve prognostications, and consumers are still scarred from the pandemic-engendered period of high inflation.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through May 31, 2024 with initial investment of $10,000.

Amana Growth Fund Investor Shares $40,035
S&P 500 Index $33,028
45,000
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
May - 14
May - 15
May - 16
May - 17
May - 18
May - 19
May - 20
May - 21
May - 22
May - 23
May - 24

	Amana Growth Fund Investor Shares $40,035	S&P 500 Index $33,028
May - 14	10,000	10,000
June - 14	10,238	10,207
July - 14	9,949	10,066
August - 14	10,382	10,468
September - 14	10,307	10,322
October - 14	10,647	10,574
November - 14	11,084	10,858
December - 14	10,984	10,831
January - 15	10,625	10,506
February - 15	11,343	11,109
March - 15	11,157	10,934
April - 15	11,118	11,039
May - 15	11,266	11,181
June - 15	10,955	10,964
July - 15	11,340	11,194
August - 15	10,590	10,519
September - 15	10,394	10,258
October - 15	11,080	11,124
November - 15	11,099	11,157
December - 15	10,937	10,981
January - 16	10,427	10,436
February - 16	10,482	10,422
March - 16	11,082	11,129
April - 16	11,044	11,172
May - 16	11,385	11,372
June - 16	11,388	11,402
July - 16	11,881	11,822
August - 16	11,802	11,839
September - 16	11,798	11,841
October - 16	11,409	11,625
November - 16	11,550	12,056
December - 16	11,770	12,294
January - 17	12,146	12,527
February - 17	12,710	13,025
March - 17	12,871	13,040
April - 17	13,149	13,174
May - 17	13,478	13,359
June - 17	13,438	13,442
July - 17	13,638	13,719
August - 17	13,943	13,761
September - 17	14,202	14,045
October - 17	14,625	14,372
November - 17	15,114	14,813
December - 17	15,181	14,978
January - 18	16,024	15,836
February - 18	15,515	15,252
March - 18	15,385	14,864
April - 18	15,120	14,921
May - 18	15,737	15,281
June - 18	15,741	15,375
July - 18	16,532	15,947
August - 18	17,435	16,466
September - 18	17,743	16,560
October - 18	16,501	15,428
November - 18	16,823	15,743
December - 18	15,552	14,321
January - 19	16,698	15,469
February - 19	17,678	15,966
March - 19	18,267	16,276
April - 19	18,918	16,935
May - 19	17,669	15,859
June - 19	18,891	16,976
July - 19	18,981	17,220
August - 19	18,995	16,948
September - 19	19,062	17,265
October - 19	19,408	17,639
November - 19	20,028	18,279
December - 19	20,695	18,831
January - 20	20,654	18,823
February - 20	19,504	17,274
March - 20	17,867	15,140
April - 20	19,810	17,081
May - 20	21,048	17,895
June - 20	21,910	18,250
July - 20	23,422	19,279
August - 20	25,003	20,665
September - 20	24,373	19,880
October - 20	23,385	19,351
November - 20	25,986	21,470
December - 20	27,495	22,295
January - 21	27,339	22,070
February - 21	27,666	22,679
March - 21	28,488	23,672
April - 21	29,638	24,935
May - 21	29,921	25,109
June - 21	31,311	25,696
July - 21	32,759	26,306
August - 21	34,158	27,106
September - 21	31,609	25,845
October - 21	34,104	27,656
November - 21	34,876	27,464
December - 21	36,164	28,695
January - 22	33,292	27,210
February - 22	31,738	26,395
March - 22	32,352	27,375
April - 22	29,889	24,988
May - 22	29,736	25,034
June - 22	27,656	22,968
July - 22	30,184	25,085
August - 22	28,856	24,062
September - 22	26,152	21,846
October - 22	28,384	23,615
November - 22	30,597	24,935
December - 22	29,143	23,498
January - 23	30,671	24,975
February - 23	29,683	24,365
March - 23	31,384	25,260
April - 23	31,507	25,654
May - 23	31,767	25,766
June - 23	33,687	27,468
July - 23	34,059	28,350
August - 23	33,916	27,899
September - 23	32,205	26,569
October - 23	31,828	26,010
November - 23	34,853	28,386
December - 23	36,620	29,675
January - 24	37,815	30,174
February - 24	39,789	31,785
March - 24	40,501	32,808
April - 24	38,917	31,468
May - 24	40,035	33,028

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	26.03%	17.77%	14.88%
S&P 500 Index	28.19%	15.79%	12.68%

Please visit www.saturna.com/amana/growth-fund for more recent performance information.

AMAGX

| INVESTOR SHARES

Amana Growth Fund

Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$5,225,172,912
# of Portfolio Holdings	35
Advisory Fees Paid	$27,063,118
Portfolio Turnover Rate	10%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Apple	7.3%
ASML Holding NY	5.7%
Eli Lilly	5.5%
Microsoft	5.2%
Novo Nordisk ADR	5.2%
Alphabet, Class A	4.4%
NVIDIA	4.1%
Advanced Micro Devices	3.8%
Taiwan Semiconductor ADR	3.5%
Intuit	3.2%

Geographic Weightings

% of Total Net Assets

United States	77.5%
Netherlands	5.5%
Denmark	5.2%
Taiwan	3.5%
Ireland	2.5%
United Kingdom	2.4%
France	1.9%

Industry Weightings

% of Total Net Assets

Large Pharma	15.0%
Semiconductor Devices	10.7%
Infrastructure Software	9.5%
Semiconductor Manufacturing	9.2%
Communications Equipment	8.9%
Application Software	5.9%
Commercial & Residential Building Equipment & Systems	5.3%
Internet Media & Services	4.4%
Measurement Instruments	4.1%
Life Science & Diagnostics	3.8%
Other Industries	21.8%
Other Assets (net of liabilities)	1.4%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

AMINX

| INSTITUTIONAL SHARES

Amana Income Fund

Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Income Fund is current income and preservation of capital, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$83.62	0.76%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2024, the Institutional Shares of the Amana Income Fund returned 20.05%, compared to 4.61% for the fiscal year ended May 31, 2023. The S&P 500 returned 28.19% over the 2024 fiscal year.  As the Amana Income Fund’s objective is current income, the Institutional Shares distributed $0.32 per share at fiscal year-end.  The Amana Income Fund Institutional Shares began operations on September 23, 2013. The Institutional Shares marked their 10-year anniversary during the fiscal year. For the 10-year period ended May 31, 2024, the Institutional Shares provided an average annual return of 9.97%. In comparison, the 10-year annualized return for the S&P 500 was 12.68%.

Factors Affecting Past Performance

Frenzied optimism over artificial intelligence (AI) drove much of the US and global stock market performance during the fiscal year. Broadcom and Taiwan Semiconductor, whose businesses were buoyed by demand for AI products and services, were among the top contributors to the Amana Income Fund’s performance. The two best performers in the Fund, however, were pharmaceutical company Eli Lilly (with a strong diabetes and emerging weight loss pipeline) and electrical components manufacturer Eaton Corp (whose products are used in power management and energy efficiency applications). The strong results from companies competing outside the AI arena illustrate the benefits of diversification, as their prospects are not set to dim even if the AI hype fades.

Looking Forward

Not only is 2024 a presidential election year in the US, but the UK will hold their national elections in July. The relationship between the US and China has grown increasingly adversarial on both a geopolitical and economic level. Global political uncertainty and the potential for ongoing escalation between the world’s two preeminent economic and military powers present investment risks. Meanwhile, the fast pace of innovation in AI, pharmaceutical development, and grid electrification offer investment opportunities. The Amana Income Fund will continue to prudently weigh risks and opportunities through ownership of companies with robust competitive advantages, skilled management, and strong balance sheets that position them well to deliver strong performance.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through May 31, 2024 with initial investment of $10,000.

	Amana Income Fund Institutional Shares $25,874	S&P 500 Index $33,028
May - 14	10,000	10,000
June - 14	10,146	10,207
July - 14	9,768	10,066
August - 14	10,128	10,468
September - 14	10,000	10,322
October - 14	10,260	10,574
November - 14	10,536	10,858
December - 14	10,459	10,831
January - 15	10,131	10,506
February - 15	10,647	11,109
March - 15	10,445	10,934
April - 15	10,524	11,039
May - 15	10,622	11,181
June - 15	10,391	10,964
July - 15	10,360	11,194
August - 15	9,797	10,519
September - 15	9,577	10,258
October - 15	10,342	11,124
November - 15	10,382	11,157
December - 15	10,184	10,981
January - 16	9,804	10,436
February - 16	9,960	10,422
March - 16	10,612	11,129
April - 16	10,670	11,172
May - 16	10,734	11,372
June - 16	10,989	11,402
July - 16	11,301	11,822
August - 16	11,258	11,839
September - 16	11,175	11,841
October - 16	10,708	11,625
November - 16	11,049	12,056
December - 16	11,165	12,294
January - 17	11,376	12,527
February - 17	11,811	13,025
March - 17	11,877	13,040
April - 17	11,947	13,174
May - 17	12,126	13,359
June - 17	12,222	13,442
July - 17	12,199	13,719
August - 17	12,257	13,761
September - 17	12,721	14,045
October - 17	13,105	14,372
November - 17	13,455	14,813
December - 17	13,617	14,978
January - 18	14,159	15,836
February - 18	13,438	15,252
March - 18	13,166	14,864
April - 18	12,798	14,921
May - 18	13,102	15,281
June - 18	13,099	15,375
July - 18	13,938	15,947
August - 18	14,116	16,466
September - 18	14,229	16,560
October - 18	13,150	15,428
November - 18	13,903	15,743
December - 18	12,937	14,321
January - 19	13,419	15,469
February - 19	14,167	15,966
March - 19	14,453	16,276
April - 19	14,824	16,935
May - 19	13,839	15,859
June - 19	14,627	16,976
July - 19	14,664	17,220
August - 19	14,391	16,948
September - 19	14,817	17,265
October - 19	15,185	17,639
November - 19	15,691	18,279
December - 19	16,246	18,831
January - 20	15,893	18,823
February - 20	14,711	17,274
March - 20	13,325	15,140
April - 20	14,838	17,081
May - 20	15,494	17,895
June - 20	15,790	18,250
July - 20	16,333	19,279
August - 20	17,155	20,665
September - 20	16,791	19,880
October - 20	16,361	19,351
November - 20	18,084	21,470
December - 20	18,543	22,295
January - 21	18,549	22,070
February - 21	18,632	22,679
March - 21	19,497	23,672
April - 21	19,838	24,935
May - 21	20,319	25,109
June - 21	20,512	25,696
July - 21	20,951	26,306
August - 21	21,387	27,106
September - 21	19,999	25,845
October - 21	21,224	27,656
November - 21	21,267	27,464
December - 21	22,768	28,695
January - 22	21,515	27,210
February - 22	20,557	26,395
March - 22	21,327	27,375
April - 22	20,498	24,988
May - 22	20,604	25,034
June - 22	19,601	22,968
July - 22	20,744	25,085
August - 22	19,696	24,062
September - 22	18,452	21,846
October - 22	20,032	23,615
November - 22	21,585	24,935
December - 22	20,831	23,498
January - 23	21,020	24,975
February - 23	20,434	24,365
March - 23	21,398	25,260
April - 23	21,836	25,654
May - 23	21,554	25,766
June - 23	23,086	27,468
July - 23	23,006	28,350
August - 23	22,964	27,899
September - 23	21,942	26,569
October - 23	21,573	26,010
November - 23	22,884	28,386
December - 23	23,710	29,675
January - 24	23,993	30,174
February - 24	25,312	31,785
March - 24	26,099	32,808
April - 24	25,164	31,468
May - 24	25,874	33,028

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	20.05%	13.33%	9.97%
S&P 500 Index	28.19%	15.79%	12.68%

Please visit www.saturna.com/amana/income-fund for more recent performance information.

AMINX

| INSTITUTIONAL SHARES

Amana Income Fund

Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$1,858,513,701
# of Portfolio Holdings	33
Advisory Fees Paid	$12,682,266
Portfolio Turnover Rate	10%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Eli Lilly	14.6%
Microsoft	8.9%
Taiwan Semiconductor ADR	6.7%
Rockwell Automation	4.2%
W.W. Grainger	4.0%
Illinois Tool Works	3.9%
Linde	3.0%
Genuine Parts	3.0%
PPG Industries	2.7%
Canadian National Railway	2.6%

Geographic Weightings

% of Total Net Assets

United States	77.2%
Taiwan	6.7%
United Kingdom	3.0%
Canada	2.6%
Japan	2.2%
Switzerland	1.6%

Industry Weightings

% of Total Net Assets

Large Pharma	21.5%
Infrastructure Software	9.0%
Personal Care Products	6.7%
Semiconductor Manufacturing	6.7%
Industrial Wholesale & Rental	5.7%
Basic & Diversified Chemicals	4.6%
Semiconductor Devices	4.4%
Measurement Instruments	4.2%
Diversified Industrials	3.9%
Automotive Retailers	3.0%
Other Industries	23.6%
Other Assets (net of liabilities)	6.7%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

AMANX

| INVESTOR SHARES

Amana Income Fund

Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Income Fund is current income and preservation of capital, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$109.87	1.00%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2024, the Investor Shares of the Amana Income Fund returned 19.75%, compared to 4.35% for the fiscal year ended May 31, 2023. The S&P 500 returned 28.19% over the 2024 fiscal year.  As the Amana Income Fund’s objective is current income, the Investor Shares distributed $0.27 per share at fiscal year-end.

Factors Affecting Past Performance

Frenzied optimism over artificial intelligence (AI) drove much of the US and global stock market performance during the fiscal year. Broadcom and Taiwan Semiconductor, whose businesses were buoyed by demand for AI products and services, were among the top contributors to the Amana Income Fund’s performance. The two best performers in the Fund, however, were pharmaceutical company Eli Lilly (with a strong diabetes and emerging weight loss pipeline) and electrical components manufacturer Eaton Corp (whose products are used in power management and energy efficiency applications). The strong results from companies competing outside the AI arena illustrate the benefits of diversification, as their prospects are not set to dim even if the AI hype fades.

Looking Forward

Not only is 2024 a presidential election year in the US, but the UK will hold their national elections in July. The relationship between the US and China has grown increasingly adversarial on both a geopolitical and economic level. Global political uncertainty and the potential for ongoing escalation between the world’s two preeminent economic and military powers present investment risks. Meanwhile, the fast pace of innovation in AI, pharmaceutical development, and grid electrification offer investment opportunities. The Amana Income Fund will continue to prudently weigh risks and opportunities through ownership of companies with robust competitive advantages, skilled management, and strong balance sheets that position them well to deliver strong performance.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through May 31, 2024 with initial investment of $10,000.

	Amana Income Fund Investor Shares $25,275	S&P 500 Index $33,028
May - 14	10,000	10,000
June - 14	10,141	10,207
July - 14	9,764	10,066
August - 14	10,119	10,468
September - 14	9,991	10,322
October - 14	10,249	10,574
November - 14	10,523	10,858
December - 14	10,442	10,831
January - 15	10,113	10,506
February - 15	10,626	11,109
March - 15	10,422	10,934
April - 15	10,501	11,039
May - 15	10,594	11,181
June - 15	10,362	10,964
July - 15	10,330	11,194
August - 15	9,765	10,519
September - 15	9,546	10,258
October - 15	10,303	11,124
November - 15	10,344	11,157
December - 15	10,143	10,981
January - 16	9,763	10,436
February - 16	9,916	10,422
March - 16	10,562	11,129
April - 16	10,617	11,172
May - 16	10,679	11,372
June - 16	10,930	11,402
July - 16	11,240	11,822
August - 16	11,192	11,839
September - 16	11,108	11,841
October - 16	10,641	11,625
November - 16	10,978	12,056
December - 16	11,090	12,294
January - 17	11,300	12,527
February - 17	11,731	13,025
March - 17	11,793	13,040
April - 17	11,860	13,174
May - 17	12,032	13,359
June - 17	12,128	13,442
July - 17	12,103	13,719
August - 17	12,158	13,761
September - 17	12,614	14,045
October - 17	12,992	14,372
November - 17	13,338	14,813
December - 17	13,496	14,978
January - 18	14,028	15,836
February - 18	13,314	15,252
March - 18	13,042	14,864
April - 18	12,673	14,921
May - 18	12,973	15,281
June - 18	12,968	15,375
July - 18	13,796	15,947
August - 18	13,966	16,466
September - 18	14,077	16,560
October - 18	13,008	15,428
November - 18	13,751	15,743
December - 18	12,791	14,321
January - 19	13,266	15,469
February - 19	14,002	15,966
March - 19	14,283	16,276
April - 19	14,646	16,935
May - 19	13,667	15,859
June - 19	14,443	16,976
July - 19	14,479	17,220
August - 19	14,205	16,948
September - 19	14,624	17,265
October - 19	14,983	17,639
November - 19	15,478	18,279
December - 19	16,025	18,831
January - 20	15,673	18,823
February - 20	14,504	17,274
March - 20	13,139	15,140
April - 20	14,629	17,081
May - 20	15,276	17,895
June - 20	15,566	18,250
July - 20	16,097	19,279
August - 20	16,906	20,665
September - 20	16,540	19,880
October - 20	16,115	19,351
November - 20	17,810	21,470
December - 20	18,259	22,295
January - 21	18,266	22,070
February - 21	18,344	22,679
March - 21	19,192	23,672
April - 21	19,525	24,935
May - 21	19,991	25,109
June - 21	20,177	25,696
July - 21	20,609	26,306
August - 21	21,031	27,106
September - 21	19,663	25,845
October - 21	20,862	27,656
November - 21	20,901	27,464
December - 21	22,369	28,695
January - 22	21,135	27,210
February - 22	20,192	26,395
March - 22	20,942	27,375
April - 22	20,125	24,988
May - 22	20,224	25,034
June - 22	19,239	22,968
July - 22	20,354	25,085
August - 22	19,321	24,062
September - 22	18,097	21,846
October - 22	19,641	23,615
November - 22	21,161	24,935
December - 22	20,418	23,498
January - 23	20,597	24,975
February - 23	20,022	24,365
March - 23	20,960	25,260
April - 23	21,389	25,654
May - 23	21,104	25,766
June - 23	22,603	27,468
July - 23	22,518	28,350
August - 23	22,474	27,899
September - 23	21,465	26,569
October - 23	21,104	26,010
November - 23	22,382	28,386
December - 23	23,184	29,675
January - 24	23,454	30,174
February - 24	24,739	31,785
March - 24	25,507	32,808
April - 24	24,585	31,468
May - 24	25,275	33,028

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	19.75%	13.08%	9.72%
S&P 500 Index	28.19%	15.79%	12.68%

Please visit www.saturna.com/amana/income-fund for more recent performance information.

AMANX

| INVESTOR SHARES

Amana Income Fund

Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$1,858,513,701
# of Portfolio Holdings	33
Advisory Fees Paid	$12,682,266
Portfolio Turnover Rate	10%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Eli Lilly	14.6%
Microsoft	8.9%
Taiwan Semiconductor ADR	6.7%
Rockwell Automation	4.2%
W.W. Grainger	4.0%
Illinois Tool Works	3.9%
Linde	3.0%
Genuine Parts	3.0%
PPG Industries	2.7%
Canadian National Railway	2.6%

Geographic Weightings

% of Total Net Assets

United States	77.2%
Taiwan	6.7%
United Kingdom	3.0%
Canada	2.6%
Japan	2.2%
Switzerland	1.6%

Industry Weightings

% of Total Net Assets

Large Pharma	21.5%
Infrastructure Software	9.0%
Personal Care Products	6.7%
Semiconductor Manufacturing	6.7%
Industrial Wholesale & Rental	5.7%
Basic & Diversified Chemicals	4.6%
Semiconductor Devices	4.4%
Measurement Instruments	4.2%
Diversified Industrials	3.9%
Automotive Retailers	3.0%
Other Industries	23.6%
Other Assets (net of liabilities)	6.7%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

AMIPX

| INSTITUTIONAL SHARES

Amana Participation Fund

Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Participation Fund is capital preservation and current income, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$56.63	0.56%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2024, the Institutional Shares of the Amana Participation Fund returned 2.26% and the FTSE IdealRatings Sukuk Index returned 2.69% . The Fund’s underperformance relative to the benchmark can be attributed to the Fund’s differing objective and prudent composition.

At fiscal year-end, the Amana Participation Fund held 44 issues and reported an option-adjusted duration of 3.77 years. Last fiscal year-end, the Fund reported an option-adjusted duration of 4.94 years. In an interest rate environment marked by higher volatility on securities with longer maturities, the Fund’s duration profile was decreased to emphasize ownership of high-quality issuers and reduce duration risk. The Institutional Shares reported a 30-day yield of 10.42%, a marked increase compared to its yield of 8.67% at fiscal year-end 2023. The Fund retained 4.8% of its total assets in cash, a decrease from fiscal year-end 2023, when it was 7.2%.

The Amana Participation Fund reported total net assets of $199.5 million, reflecting a decline of -8.8% since fiscal year-end 2023. We are proud to provide our investors the only entirely dedicated Islamic-compliant investment fund that offers capital preservation and current income.

How did the Fund perform since inception?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

September 30, 2015 through May 31, 2024 with initial investment of $10,000.

Amana Participation Fund Institutional Shares $11,721
FTSE IdealRatings Sukuk Index $12,814
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
September - 15
May - 16
May - 17
May - 18
May - 19
May - 20
May - 21
May - 22
May - 23
May - 24

	Amana Participation Fund Institutional Shares $11,721	FTSE IdealRatings Sukuk Index $12,814
September - 15	10,000	10,000
October - 15	9,980	10,077
November - 15	9,950	10,010
December - 15	9,940	9,998
January - 16	9,922	9,977
February - 16	9,949	10,102
March - 16	10,025	10,209
April - 16	10,102	10,291
May - 16	10,110	10,295
June - 16	10,232	10,426
July - 16	10,283	10,487
August - 16	10,375	10,578
September - 16	10,342	10,578
October - 16	10,308	10,542
November - 16	10,184	10,374
December - 16	10,194	10,399
January - 17	10,245	10,482
February - 17	10,315	10,576
March - 17	10,339	10,602
April - 17	10,378	10,651
May - 17	10,422	10,706
June - 17	10,381	10,716
July - 17	10,434	10,763
August - 17	10,495	10,850
September - 17	10,483	10,855
October - 17	10,482	10,862
November - 17	10,469	10,846
December - 17	10,468	10,847
January - 18	10,459	10,828
February - 18	10,384	10,711
March - 18	10,397	10,731
April - 18	10,337	10,652
May - 18	10,339	10,694
June - 18	10,371	10,700
July - 18	10,428	10,784
August - 18	10,451	10,807
September - 18	10,450	10,808
October - 18	10,422	10,735
November - 18	10,433	10,775
December - 18	10,479	10,876
January - 19	10,590	11,038
February - 19	10,644	11,110
March - 19	10,733	11,279
April - 19	10,791	11,353
May - 19	10,849	11,469
June - 19	10,957	11,635
July - 19	11,061	11,760
August - 19	11,228	12,039
September - 19	11,187	11,968
October - 19	11,201	11,972
November - 19	11,226	12,008
December - 19	11,207	12,051
January - 20	11,320	12,231
February - 20	11,332	12,319
March - 20	10,822	11,651
April - 20	11,041	11,964
May - 20	11,307	12,302
June - 20	11,417	12,459
July - 20	11,584	12,765
August - 20	11,661	12,833
September - 20	11,660	12,818
October - 20	11,703	12,861
November - 20	11,779	13,021
December - 20	11,834	13,110
January - 21	11,866	13,116
February - 21	11,839	13,027
March - 21	11,769	12,934
April - 21	11,834	13,048
May - 21	11,877	13,121
June - 21	11,894	13,191
July - 21	11,923	13,235
August - 21	11,952	13,268
September - 21	11,933	13,233
October - 21	11,925	13,209
November - 21	11,883	13,205
December - 21	11,910	13,253
January - 22	11,810	13,022
February - 22	11,708	12,883
March - 22	11,583	12,697
April - 22	11,469	12,371
May - 22	11,452	12,359
June - 22	11,395	12,191
July - 22	11,479	12,405
August - 22	11,471	12,379
September - 22	11,207	11,875
October - 22	11,140	11,725
November - 22	11,306	12,093
December - 22	11,357	12,168
January - 23	11,466	12,387
February - 23	11,388	12,253
March - 23	11,440	12,409
April - 23	11,520	12,541
May - 23	11,462	12,479
June - 23	11,440	12,421
July - 23	11,454	12,448
August - 23	11,420	12,408
September - 23	11,302	12,249
October - 23	11,195	12,119
November - 23	11,423	12,504
December - 23	11,652	12,851
January - 24	11,642	12,784
February - 24	11,642	12,749
March - 24	11,717	12,849
April - 24	11,622	12,670
May - 24	11,721	12,814

Annual Average Total Return

	1 Year	5 Year	Since Inception
Institutional Shares	2.26%	1.56%	1.85%
FTSE IdealRatings Sukuk Index	2.69%	2.24%	2.89%

Please visit www.saturna.com/amana/participation-fund for more recent performance information.

AMIPX

| INSTITUTIONAL SHARES

Amana Participation Fund

Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$199,453,124
# of Portfolio Holdings	44
Advisory Fees Paid	$1,022,016
Portfolio Turnover Rate	17%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Kuwait Financial Bank Tier 1 (3.600% due PERP)	4.7%
Riyad (3.174% due 02/25/2030)	4.3%
Investment Corporate of Dubai (5.000% due 02/1/2027)	3.9%
DP World Salaam (6.000% due PERP)	3.9%
Dubai Aerospace Enterprises DIFC (3.750% due 02/15/2026)	3.7%
EMAAR (3.700% due 07/6/2031)	3.1%
Perusahaan Penerbit SBSN (4.550% due 03/29/2026)	3.1%
Air Lease Corp Sukuk Ltd (5.850% due 04/1/2028)	3.0%
TNB Global Ventures Cap (3.244% due 10/19/2026)	2.9%
Kingdom of Saudi Arabia (3.628% due 04/20/2027)	2.9%

Sector Weightings

% of Total Net Assets

Financials	38.4%
Government	18.6%
Real Estate	9.9%
Utilities	9.6%
Communications	7.2%
Industrials	5.7%
Energy	2.8%
Bank Time Deposits	2.0%
Other Assets (net of liabilities)	5.8%

Geographic Weightings

% of Total Net Assets

United Arab Emirates	33.0%
Saudi Arabia	23.8%
Malaysia	12.5%
Cayman Islands	8.6%
Indonesia	6.5%
Kuwait	4.7%
Oman	3.1%
United States	2.0%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

AMAPX

| INVESTOR SHARES

Amana Participation Fund

Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Participation Fund is capital preservation and current income, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$80.80	0.80%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2024, the Investor Shares of the Amana Participation Fund returned 2.01% and the FTSE IdealRatings Sukuk Index returned 2.69% . The Fund’s underperformance relative to the benchmark can be attributed to the Fund’s differing objective and prudent composition.

At fiscal year-end, the Amana Participation Fund held 44 issues and reported an option-adjusted duration of 3.77 years. Last fiscal year-end, the Fund reported an option-adjusted duration of 4.94 years. In an interest rate environment marked by higher volatility on securities with longer maturities, the Fund’s duration profile was decreased to emphasize ownership of high-quality issuers and reduce duration risk. The Investor Shares reported a 30-day yield of 10.09%, a marked increase compared to its yield of 8.67% at fiscal year-end 2023. The Fund retained 4.8% of its total assets in cash, a decrease from fiscal year-end 2023, when it was 7.2%.

The Amana Participation Fund reported total net assets of $199.5 million, reflecting a decline of -8.8% since fiscal year-end 2023. We are proud to provide our investors the only entirely dedicated Islamic-compliant investment fund that offers capital preservation and current income.

How did the Fund perform since inception?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

September 30, 2015 through May 31, 2024 with initial investment of $10,000.

Amana Participation Fund Investor Shares $11,480
FTSE IdealRatings Sukuk Index $12,814
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
September - 15
May - 16
May - 17
May - 18
May - 19
May - 20
May - 21
May - 22
May - 23
May - 24

	Amana Participation Fund Investor Shares $11,480	FTSE IdealRatings Sukuk Index $12,814
September - 15	10,000	10,000
October - 15	9,970	10,077
November - 15	9,940	10,010
December - 15	9,930	9,998
January - 16	9,912	9,977
February - 16	9,939	10,102
March - 16	10,010	10,209
April - 16	10,082	10,291
May - 16	10,091	10,295
June - 16	10,213	10,426
July - 16	10,265	10,487
August - 16	10,351	10,578
September - 16	10,317	10,578
October - 16	10,282	10,542
November - 16	10,154	10,374
December - 16	10,163	10,399
January - 17	10,212	10,482
February - 17	10,280	10,576
March - 17	10,302	10,602
April - 17	10,339	10,651
May - 17	10,381	10,706
June - 17	10,348	10,716
July - 17	10,399	10,763
August - 17	10,448	10,850
September - 17	10,434	10,855
October - 17	10,441	10,862
November - 17	10,415	10,846
December - 17	10,423	10,847
January - 18	10,401	10,828
February - 18	10,325	10,711
March - 18	10,336	10,731
April - 18	10,284	10,652
May - 18	10,284	10,694
June - 18	10,304	10,700
July - 18	10,368	10,784
August - 18	10,379	10,807
September - 18	10,376	10,808
October - 18	10,346	10,735
November - 18	10,366	10,775
December - 18	10,409	10,876
January - 19	10,507	11,038
February - 19	10,570	11,110
March - 19	10,646	11,279
April - 19	10,701	11,353
May - 19	10,767	11,469
June - 19	10,873	11,635
July - 19	10,963	11,760
August - 19	11,127	12,039
September - 19	11,094	11,968
October - 19	11,096	11,972
November - 19	11,129	12,008
December - 19	11,097	12,051
January - 20	11,208	12,231
February - 20	11,217	12,319
March - 20	10,719	11,651
April - 20	10,934	11,964
May - 20	11,185	12,302
June - 20	11,292	12,459
July - 20	11,455	12,765
August - 20	11,530	12,833
September - 20	11,526	12,818
October - 20	11,566	12,861
November - 20	11,639	13,021
December - 20	11,691	13,110
January - 21	11,720	13,116
February - 21	11,692	13,027
March - 21	11,620	12,934
April - 21	11,693	13,048
May - 21	11,733	13,121
June - 21	11,736	13,191
July - 21	11,762	13,235
August - 21	11,788	13,268
September - 21	11,778	13,233
October - 21	11,757	13,209
November - 21	11,724	13,205
December - 21	11,748	13,253
January - 22	11,635	13,022
February - 22	11,543	12,883
March - 22	11,406	12,697
April - 22	11,291	12,371
May - 22	11,284	12,359
June - 22	11,225	12,191
July - 22	11,293	12,405
August - 22	11,295	12,379
September - 22	11,032	11,875
October - 22	10,952	11,725
November - 22	11,114	12,093
December - 22	11,162	12,168
January - 23	11,278	12,387
February - 23	11,199	12,253
March - 23	11,248	12,409
April - 23	11,313	12,541
May - 23	11,254	12,479
June - 23	11,241	12,421
July - 23	11,253	12,448
August - 23	11,216	12,408
September - 23	11,098	12,249
October - 23	10,991	12,119
November - 23	11,201	12,504
December - 23	11,436	12,851
January - 24	11,423	12,784
February - 24	11,410	12,749
March - 24	11,492	12,849
April - 24	11,384	12,670
May - 24	11,480	12,814

Annual Average Total Return

	1 Year	5 Year	Since Inception
Investor Shares	2.01%	1.29%	1.60%
FTSE IdealRatings Sukuk Index	2.69%	2.24%	2.89%

Please visit www.saturna.com/amana/participation-fund for more recent performance information.

AMAPX

| INVESTOR SHARES

Amana Participation Fund

Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$199,453,124
# of Portfolio Holdings	44
Advisory Fees Paid	$1,022,016
Portfolio Turnover Rate	17%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Kuwait Financial Bank Tier 1 (3.600% due PERP)	4.7%
Riyad (3.174% due 02/25/2030)	4.3%
Investment Corporate of Dubai (5.000% due 02/1/2027)	3.9%
DP World Salaam (6.000% due PERP)	3.9%
Dubai Aerospace Enterprises DIFC (3.750% due 02/15/2026)	3.7%
EMAAR (3.700% due 07/6/2031)	3.1%
Perusahaan Penerbit SBSN (4.550% due 03/29/2026)	3.1%
Air Lease Corp Sukuk Ltd (5.850% due 04/1/2028)	3.0%
TNB Global Ventures Cap (3.244% due 10/19/2026)	2.9%
Kingdom of Saudi Arabia (3.628% due 04/20/2027)	2.9%

Sector Weightings

% of Total Net Assets

Financials	38.4%
Government	18.6%
Real Estate	9.9%
Utilities	9.6%
Communications	7.2%
Industrials	5.7%
Energy	2.8%
Bank Time Deposits	2.0%
Other Assets (net of liabilities)	5.8%

Geographic Weightings

% of Total Net Assets

United Arab Emirates	33.0%
Saudi Arabia	23.8%
Malaysia	12.5%
Cayman Islands	8.6%
Indonesia	6.5%
Kuwait	4.7%
Oman	3.1%
United States	2.0%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

Item 2. Code of Ethics
Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the Registrant’s website at https://www.saturna.com/code-ethics.  Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.
Item 3. Audit Committee Financial Expert
(a)(1)(i) The Trustees of Amana Mutual Funds Trust determined, at their quarterly meeting of June 12, 2003, that the Trust shall have at least one audit committee financial expert serving on its Audit & Compliance Committee.
(a)(2) Mr. Ron Fielding, independent Trustee (as defined for investment companies), presently serves as financial expert.
Item 4. Principal Accountant Fees and Services
(a) Audit Fees
For the fiscal years ending May 31, 2024, and 2023 the aggregate audit fees billed for professional services rendered by the principal accountant were $124,000 and $124,000, respectively.
(b) Audit-Related Fees
There were no fees billed by the principal accountant for assurance and related services that were not included under paragraph (a) for the fiscal years ending May 31, 2024, and 2023.
(c) Tax Fees
For the fiscal years ending May 31, 2024, and 2023, the aggregate tax fees billed for professional tax preparation services rendered by the principal accountant were $20,000 and $20,000 respectively.  Service includes preparation of the Funds’ federal and state income tax returns.
(d) All Other Fees
There were no other fees billed by the principal accountant for the fiscal years ending May 31, 2024, and 2023.
(e)(1) Audit Committee Pre-Approval Policies and Procedures
The following is an excerpt from the Amana Mutual Funds Trust Audit & Compliance Committee Charter:
D.   Oversight of Independent Auditors
3.  Pre-approval of Audit and Non-Audit Services. Except as provided below, the Committee’s prior approval is necessary for the engagement of the independent auditors to provide any audit or non-audit services for the Trust and any non-audit services for any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Trust (Saturna and each such entity, an “Adviser Affiliate”) where the engagement relates directly to the operations or financial reporting of the Trust.  Non-audit services that qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and applicable rules thereunder, that were not pre-approved by the Committee, must be approved by the Committee prior to the completion of the audit. Pre-approval by the Committee is not required for engagements entered into pursuant to (a) pre-approval policies and procedures established by the Committee, or (b) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority, provided in either case, that the Committee is informed of each such service at its next regular meeting.
(e)(2) Percentages of Services
None of the services described in each of paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Aggregate Non-Audit Fees
The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant are shown above in the response to Item 4(b), (c) and (d) above.

(1)  The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant’s investment adviser, Saturna Capital Corporation (“Saturna”), for the fiscal years ended May 31, 2024, and 2023 were:
	Fiscal Year Ended
	May 2024	May 2023
All other fees:	$20,000	$20,000

The fees listed above consist of fees paid by Saturna to the Registrant’s principal accountant for its review and report on Saturna’s internal transfer agency control procedures and Saturna’s custody control procedures.

(2)  The aggregate non-audit fees billed by the principal accountant for services rendered to entities controlling, controlled by, or under common control with Saturna, for the fiscal years ended May 31, 2024, and 2022 were:
Fiscal Year Ended
	May 2024	May 2023
All other fees:	None	None

(h) Registrant’s Audit Committee
The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to Saturna, and any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining the independence of the Registrant’s principal accountant.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Amana Mutual Funds Trust

Form N-CSR

May 31, 2024

Income Fund
AMANX | AMINX

Growth Fund
AMAGX | AMIGX

Developing World Fund
AMDWX | AMIDX

Participation Fund
AMAPX | AMIPX

Table of Contents:

Morningstar Ratings 3
Amana Income Fund 5
Schedule of Investments 5
Statement of Assets and Liabilities and Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Amana Growth Fund 10
Schedule of Investments 10
Statement of Assets and Liabilities and Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Amana Developing World Fund 15
Schedule of Investments 15
Statement of Assets and Liabilities and Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
Amana Participation Fund 21
Schedule of Investments 21
Statement of Assets and Liabilities and Statement of Operations 23
Statements of Changes in Net Assets 24
Financial Highlights 25
Notes To Financial Statements 26
Note 1 – Organization 26
Note 2 – Significant Accounting Policies 26
Note 3 – Transactions with Affiliated Persons 29
Note 4 – Distributions to Shareowners 30
Note 5 – Federal Income Taxes 30
Note 6 – Investments 31
Note 7 – Custodian 31
Note 8 – Subsequent Events 31
Report of Independent Registered Public Accounting Firm 32
Summary Information 33

May 31, 2024
N-CSR

Morningstar Ratings
(as of May 31, 2024)
(unaudited)
The Morningstar Sustainability Rating and the Morningstar Portfolio
Sustainability Score are not based on fund performance and are not equivalent to the Morningstar Rating ("Star Rating").
© 2024 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of May 31, 2024 and June 30,
2024. The Morningstar Rating™ for funds, or "star rating", is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts)
with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5%
receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
B
Morningstar Sustainability Ratings are as of April 30, 2024. The Morningstar
Sustainability Rating™ is intended to measure how well the issuing companies of the securities within a fund’s portfolio are managing their environmental, social, and governance (“ESG”) risks and opportunities relative to the fund’s
Morningstar category peers. The Morningstar Sustainability Rating calculation is a two-step process. First, each fund with at least 50% of assets covered by a company-level ESG score from Sustainalytics receives a Morningstar
Portfolio Sustainability Score™. The Morningstar Portfolio Sustainability
Score is an asset-weighted average of normalized company-level ESG scores with deductions made for controversial incidents by the issuing companies, such as environmental accidents, fraud, or discriminatory behavior. The
Morningstar Sustainability Rating is then assigned to all scored funds within
Morningstar Categories in which at least ten (10) funds receive a Portfolio
Sustainability Score and is determined by each fund's rank within the following distribution: High (highest 10%), Above Average (next 22.5%), Average (next
35%), Below Average (next 22.5%), and Low (lowest 10%). The Morningstar
Sustainability Rating is depicted by globe icons where High equals 5 globes and
Low equals 1 globe. A Sustainability Rating is assigned to any fund that has more than half of its underlying assets rated by Sustainalytics and is within a
Morningstar Category with at least 10 scored funds; therefore, the rating is not limited to funds with explicit sustainable or responsible investment mandates.
Morningstar updates its Sustainability Ratings monthly. Portfolios receive a
Morningstar Portfolio Sustainability Score and Sustainability Rating one month and six business days after their reported as-of date based on the most recent portfolio. As part of the evaluation process, Morningstar uses Sustainalytics’
ESG scores from the same month as the portfolio as-of date.
The Fund’s portfolios are actively managed and subject to change, which may result in a different Morningstar Sustainability Score and Rating each month.
Amana Income Fund, Amana Growth Fund, and Amana Developing World Fund were each rated 100% of Assets Under Management. Amana Participation Fund was rated
91% of Assets Under Management.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
The Amana Mutual Funds offer two share classes – Investor Shares and Institutional
Shares, each of which has different expense structures.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year 10 Year 15 Year Overall Sustainability Rating™
B
Amana Income Fund – “Large Blend” Category
Investor Shares (AMANX) n/a
  
n/a

% Rank in Category 85 49 75 86 92 n/a 12
Institutional Shares (AMINX) n/a
  
n/a

% Rank in Category 84 44 72 82 91 n/a 12
Number of Funds in Category 1,409 1,289 1,189 887 687 1,289 3,639
Amana Growth Fund – “Large Growth” Category
Investor Shares (AMAGX) n/a
  
n/a

% Rank in Category 79 16 21 18 52 n/a 1
Institutional Shares (AMIGX) n/a
  
n/a

% Rank in Category 78 14 19 15 45 n/a 1
Number of Funds in Category 1,170 1,100 1,026 798 604 1,100 1,586
Amana Developing World Fund – “Diversified Emerging Markets” Category
Investor Shares (AMDWX) n/a
  
n/a

% Rank in Category 45 18 11 52 n/a n/a 27
Institutional Shares (AMIDX) n/a
  
n/a

% Rank in Category 42 17 11 49 n/a n/a 27
Number of Funds in Category 808 717 651 425 219 717 1,818
Amana Participation Fund – “Emerging Markets Bond” Category
Investor Shares (AMAPX) n/a
 
n/a n/a

% Rank in Category 100 24 47 n/a n/a n/a 29
Institutional Shares (AMIPX) n/a
 
n/a n/a

% Rank in Category 100 17 37 n/a n/a n/a 29
Number of Funds in Category 238 226 208 113 44 226 878

May 31, 2024
N-CSR
Morningstar Ratings
(as of June 30, 2024)
Morningstar ratings represented as unshaded stars are based on extended performance. These extended performance ratings are based on the historical adjusted returns prior to the inception date of the Institutional Shares and reflect the historical performance of the Investor Shares, adjusted to reflect the fees and expenses of the Institutional Shares.
Morningstar Carbon Metrics (as of May 31, 2024)
Morningstar carbon metrics are asset-weighted portfolio calculations based on their
Sustainalytics subsidiary's carbon-risk research. Based on two of these metrics –
Carbon Risk Score and Fossil Fund Involvement % – funds may receive the Low Carbon designation, which allows investors to easily identify low-carbon funds within the global universe.
The portfolio Carbon Risk Score is a number between 0 and 100 (a lower score is better).
A portfolio's Carbon Risk Score is the asset-weighted sum of the carbon risk scores of its holdings, averaged over the trailing 12 months. The carbon risk of a company is
Sustainalytics' evaluation of the degree to which a firm's activities and products are aligned with the transition to a low-carbon economy. The assessment includes carbon intensity, fossil fuel involvement, stranded assets exposure, mitigation strategies, and green product solutions.
Fossil Fuel Involvement % is the portfolio's asset-weighted percentage exposure to fossil fuels, averaged over the trailing 12 months. Companies with fossil fuel involvement are defined as those in the following subindustries: Thermal Coal Extraction, Thermal Coal
Power Generation, Oil & Gas Production, Oil & Gas Power Generation, and Oil & Gas
Products & Services.
To receive the Low Carbon designation a fund must have a Carbon Risk Score below
10 and a Fossil Fuel Involvement % of less than 7% of assets. For these metrics to be calculated, at least 67% of a portfolio's assets must be covered by Sustainalytics company carbon-risk research. All Morningstar carbon metrics are calculated quarterly.
Amana Income, Amana Growth, and Amana Developing World Funds were rated on
100% of assets under management.
As of May 31, 2024, the Amana Income, Amana Growth, and Amana Developing World
Funds had not received a 12-month average fossil fuel exposure rating.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year 10 Year 15 Year Overall
Amana Income Fund – “Large Blend” Category
Investor Shares (AMANX) n/a
  
n/a

% Rank in Category 83 42 70 82 92 n/a
Institutional Shares (AMINX) n/a
  
n/a

% Rank in Category 82 36 67 79 90 n/a
Number of Funds in Category 1,415 1,302 1,192 888 689 1,302
Amana Growth Fund – “Large Growth” Category
Investor Shares (AMAGX) n/a
  
n/a

% Rank in Category 70 14 22 19 49 n/a
Institutional Shares (AMIGX) n/a
   
n/a

% Rank in Category 69 12 19 16 43 n/a
Number of Funds in Category 1,162 1,092 1,019 794 600 1,092
Amana Developing World Fund – “Diversified Emerging Markets” Category
Investor Shares (AMDWX) n/a
  
n/a

% Rank in Category 32 16 12 52 n/a n/a
Institutional Shares (AMIDX) n/a
  
n/a

% Rank in Category 30 15 11 48 n/a n/a
Number of Funds in Category 804 718 646 423 215 718
Amana Participation Fund – “Emerging Markets Bond” Category
Investor Shares (AMAPX) n/a
 
n/a n/a

% Rank in Category 100 21 33 n/a n/a n/a
Institutional Shares (AMIPX) n/a
 
n/a n/a

% Rank in Category 100 16 28 n/a n/a n/a
Number of Funds in Category 237 226 207 114 44 226
Amana Income Fund Amana Growth Fund Amana Developing World Fund

Schedule of Investments
As of May 31, 2024
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSR
5
Continued on next page.
Common Stock - 93 .3 % Number of Shares Cost Market Value
Percentage of
Net Assets
Consumer Discretionary
Automotive Retailers
Genuine Parts 382,000 $ 15,016,749 $ 55,061,480 3.0%
Consumer Staples
Household Products
Procter & Gamble 242,000 32,746,567 39,818,680 2.1%
Packaged Food
McCormick & Co 559,288 13,161,835 40,391,779 2.2%
Personal Care Products
Colgate-Palmolive 450,000 18,061,325 41,832,000 2.3%
Kenvue 1,000,000 18,453,249 19,300,000 1.0%
Kimberly-Clark 287,000 20,908,224 38,257,100 2.1%
Unilever ADR 450,000 15,802,908 24,637,500 1.3%
73,225,706 124,026,600 6.7%
119,134,108 204,237,059 11.0%
Health Care
Biotech
Amgen 141,000 34,235,216 43,124,850 2.3%
Large Pharmaceuticals
AbbVie 100,000 2,803,207 16,124,000 0.9%
Bristol-Myers Squibb 500,000 11,183,576 20,545,000 1.1%
Eli Lilly 330,000 11,311,071 270,712,200 14.6%
Johnson & Johnson 165,000 19,251,626 24,200,550 1.3%
Merck & Co 123,000 15,683,886 15,441,420 0.8%
Novartis ADR 295,400 15,552,803 30,464,602 1.6%
Pfizer 800,000 12,014,838 22,928,000 1.2%
87,801,007 400,415,772 21.5%
Medical Devices
Abbott Laboratories 350,000 8,392,885 35,766,500 1.9%
130,429,108 479,307,122 25.7%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 550,000 34,796,048 39,550,500 2.1%
Courier Services
United Parcel Service, Class B 260,000 45,172,384 36,121,800 1.9%
Diversified Industrials
Illinois Tool Works 300,000 14,672,460 72,825,000 3.9%
Electrical Power Equipment
Eaton 100,000 17,241,460 33,285,000 1.8%
Industrial Wholesale & Rental
Ferguson 155,000 31,106,204 31,889,700 1.7%
W.W. Grainger 80,000 7,590,798 73,716,800 4.0%
38,697,002 105,606,500 5.7%
Measurement Instruments
Rockwell Automation 300,000 13,657,124 77,259,000 4.2%
Rail Freight
Canadian National Railway 384,000 8,600,818 48,894,720 2.6%
172,837,296 413,542,520 22.2%

Schedule of Investments
As of May 31, 2024
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
6
May 31, 2024
N-CSR
Common Stock - 93.3% Number of Shares Cost Market Value
Percentage of
Net Assets
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 110,000 $ 6,424,723 $ 29,337,000 1.6%
Linde 130,000 8,531,143 56,617,600 3.0%
14,955,866 85,954,600 4.6%
Specialty Chemicals
PPG Industries 379,000 12,758,054 49,804,390 2.7%
27,713,920 135,758,990 7.3%
Technology
Communications Equipment
Cisco Systems 720,000 33,299,680 33,480,000 1.8%
Consumer Electronics
Nintendo 750,000 36,514,433 40,816,517 2.2%
Infrastructure Software
Microsoft 400,000 7,953,170 166,052,000 9.0%
Semiconductor Devices
Broadcom 25,000 26,858,452 33,213,750 1.8%
Texas Instruments 250,000 38,489,292 48,752,500 2.6%
65,347,744 81,966,250 4.4%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 824,500 8,249,619 124,532,480 6.7%
151,364,646 446,847,247 24.1%
Total investments $616,495,827 $ 1,734,754,418 93.3%
Other assets (net of liabilities) 123,759,283 6.7%
Total net assets $ 1,858,513,701 100.0%
ADR: American Depositary Receipt

Amana Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSR
7
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2024
Assets
Investments in securities, at value
(Cost $616,495,827) $ 1,734,754,418
Cash 119,219,977
Dividends receivable 3,825,368
Receivable for Fund shares sold 2,863,988
Prepaid expenses 28,009
Total assets 1,860,691,760
Liabilities
Accrued advisory fees 1,146,312
Payable for Fund shares redeemed 785,647
Accrued 12b-1 distribution fees 177,849
Accrued retirement plan custody fee 23,877
Accrued audit expenses 14,678
Accrued trustee expenses 9,772
Accrued legal expenses 9,027
Accrued Chief Compliance Officer expenses 4,910
Accrued other operating expenses 5,987
Total liabilities 2,178,059
Net assets $1,858,513,701
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $674,418,700
Total distributable earnings 1,184,095,001
Net assets applicable to Fund shares outstanding $1,858,513,701
Net asset value per Investor Shares AMANX
Net assets, at value $839,813,804
Shares outstanding 12,877,660
Net asset value, offering and redemption price per
share $65.21
Net asset value per Institutional Shares AMINX
Net assets, at value $1,018,699,897
Shares outstanding 15,809,551
Net asset value, offering and redemption price per
share $64.44
Year ended May 31, 2024
Investment income
Dividend Income (Net of foreign tax of $718,128) $ 32,127,640
Miscellaneous income 1,008
Total investment income 32,128,648
Expenses
Investment advisory fees 12,682,266
12b-1 distribution fees 1,994,218
Custodian fees 76,965
Filing and registration fees 62,555
Retirement plan custodial fees 55,647
125
Investor Shares 287
150
Institutional Shares 55,360
Audit fees 41,907
Chief Compliance Officer expenses 34,116
Trustee fees 25,908
Legal fees 24,167
Other operating expenses 110,113
Total gross expenses 15,107,862
Less custodian fee credits (76,965)
Net expenses 15,030,897
Net investment income $17,097,751
Net realized gain from investments and foreign
currency $109,115,389
Net Increase in unrealized appreciation on investments
and foreign currency 185,124,533
Net gain on investments 294,239,922
Net increase in net assets resulting from operations $311,337,673

Amana Income Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2024
N-CSR
Statements of Changes in Net Assets
Year ended May 31, 2024 Year ended May 31, 2023
Increase in net assets from operations
From operations
Net investment income $17,097,751 $17,607,756
Net realized gain on investments and foreign currency 109,115,389 80,227,508
Net increase (decrease) in unrealized appreciation on investments and foreign currency 185,124,533 (30,365,532)
Net increase in net assets 311,337,673 67,469,732
Distributions to shareowners from
125
Net dividend and distribution to shareholders - Investor Shares (39,617,273) (55,985,474)
150
Net dividend and distribution to shareholders - Institutional Shares (49,306,364) (64,862,482)
Total distributions (88,923,637) (120,847,956)
Capital share transactions
Proceeds from the sale of shares
125
Investor Shares 65,597,644 52,799,494
150
Institutional Shares 140,060,628 119,146,187
Value of shares issued in reinvestment of dividends and distributions
125
Investor Shares 38,327,596 54,163,090
150
Institutional Shares 47,465,741 62,364,157
Cost of shares redeemed
125
Investor Shares (115,814,293) (80,836,010)
150
Institutional Shares (114,726,119) (114,327,486)
Total capital shares transactions 60,911,197 93,309,432
Total increase in net assets 283,325,233 39,931,208
Net assets
Beginning of year 1,575,188,468 1,535,257,260
End of year $1,858,513,701 $1,575,188,468
Shares of the Fund sold and redeemed
Investor Shares (AMANX)
Number of shares sold 1,063,460 925,903
Number of shares issued in reinvestment of dividends and distributions 641,057 958,643
Number of shares redeemed (1,874,466) (1,416,491)
Net increase (decrease) in number of shares outstanding (169,949) 468,055
Institutional Shares (AMINX)
Number of shares sold 2,288,062 2,093,110
Number of shares issued in reinvestment of dividends and distributions 802,660 1,115,876
Number of shares redeemed (1,877,019) (2,028,671)
Net increase in number of shares outstanding 1,213,703 1,180,315
– –

Amana Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSR
9
Investor Shares (AMANX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $57.31 $59.34 $61.52 $50.03 $48.32
Income from investment operations
Net investment income
A
0.53 0.59 0.59 0.58 0.67
Net gains on securities (both realized and unrealized) 10.49 1.91 0.37 14.53 5.17
Total from investment operations 11.02 2.50 0.96 15.11 5.84
Less distributions
Dividends (from net investment income) (0.51) (0.55) (0.55) (0.56) (0.66)
Distributions (from capital gains) (2.61) (3.98) (2.59) (3.06) (3.47)
Total distributions (3.12) (4.53) (3.14) (3.62) (4.13)
Net asset value at end of year $65.21 $57.31 $59.34 $61.52 $50.03
Total Return 19.75% 4.35% 1.16% 30.87% 11.77%
Ratios / supplemental data
Net assets ($000), end of year $839,814 $747,787 $746,534 $841,439 $735,565
Ratio of expenses to average net assets
Before custodian fee credits 1.01% 1.02% 1.01% 1.04% 1.06%
After  custodian fee credits 1.00% 1.02% 1.01% 1.04% 1.06%
Ratio of net investment income after custodian fee credits  to average net assets 0.86% 1.03% 0.94% 1.03% 1.31%
Portfolio turnover rate 10% 8% 5% 5% 0%
Institutional Shares (AMINX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $56.69 $58.79 $61.04 $49.72 $48.12
Income from investment operations
Net investment income
A
0.67 0.72 0.74 0.71 0.78
Net gains on securities (both realized and unrealized) 10.38 1.90 0.37 14.42 5.13
Total from investment operations 11.05 2.62 1.11 15.13 5.91
Less distributions
Dividends (from net investment income) (0.69) (0.74) (0.77) (0.75) (0.84)
Distributions (from capital gains) (2.61) (3.98) (2.59) (3.06) (3.47)
Total distributions (3.30) (4.72) (3.36) (3.81) (4.31)
Net asset value at end of year $64.44 $56.69 $58.79 $61.04 $49.72
Total Return 20.05% 4.61% 1.40% 31.14% 11.96%
Ratios / supplemental data
Net assets ($000), end of year $1,018,700 $827,401 $788,724 $703,695 $533,239
Ratio of expenses to average net assets
Before custodian fee credits 0.76% 0.78% 0.77% 0.80% 0.83%
After  custodian fee credits 0.76% 0.77% 0.77% 0.79% 0.82%
Ratio of net investment income after custodian fee credits  to average net assets 1.11% 1.27% 1.19% 1.27% 1.55%
Portfolio turnover rate 10% 8% 5% 5% 0%
A
Calculated using average shares outstanding

Schedule of Investments
As of May 31, 2024
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
10
May 31, 2024
N-CSR
Continued on next page.
Common Stock - 98 .6 % Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 1,345,000 $ 161,823,354 $ 232,012,500 4.4%
Consumer Discretionary
Automotive Retailers
AutoZone
1
40,000 98,870,262 110,797,600 2.1%
Home Products Stores
Lowe's 400,000 8,620,300 88,516,000 1.7%
Specialty Apparel Stores
Lululemon Athletica
1
225,000 76,660,871 70,197,750 1.3%
TJX Companies 1,150,000 12,679,185 118,565,000 2.3%
89,340,056 188,762,750 3.6%
196,830,618 388,076,350 7.4%
Consumer Staples
Household Products
Procter & Gamble 640,000 106,667,904 105,305,600 2.0%
Personal Care Products
Church & Dwight 1,171,300 20,995,227 125,340,813 2.4%
127,663,131 230,646,413 4.4%
Health Care
Large Pharma
AstraZeneca ADR 1,590,000 107,739,591 124,051,800 2.4%
Eli Lilly 348,700 11,964,836 286,052,558 5.5%
Merck & Co 800,000 85,929,228 100,432,000 1.9%
Novo Nordisk ADR 2,003,200 7,663,670 270,992,896 5.2%
213,297,325 781,529,254 15.0%
Life Science & Diagnostics
Agilent Technologies 900,000 16,302,137 117,369,000 2.2%
IDEXX Laboratories
1
165,000 82,785,831 81,996,750 1.6%
99,087,968 199,365,750 3.8%
Managed Care
Elevance Health 207,000 98,881,036 111,465,360 2.1%
Medical Devices
Stryker 300,000 15,657,169 102,327,000 2.0%
426,923,498 1,194,687,364 22.9%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 2,000,000 104,457,808 143,820,000 2.8%
Trane 400,000 66,621,870 130,984,000 2.5%
171,079,678 274,804,000 5.3%
Electrical Power Equipment
Schneider Electric SE 400,000 101,566,238 99,842,695 1.9%
Measurement Instruments
Keysight Technologies
1
860,000 63,733,901 119,092,800 2.3%
Trimble
1
1,665,000 26,578,159 92,707,200 1.8%
90,312,060 211,800,000 4.1%

Schedule of Investments
As of May 31, 2024
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSR
11
Common Stock - 98.6% Number of Shares Cost Market Value
Percentage of
Net Assets
Industrials (continued)
Metalworking Machinery
Lincoln Electric Holdings 271,400 $ 5,997,298 $ 53,292,104 1.0%
Rail Freight
Union Pacific 350,000 27,011,044 81,487,000 1.6%
395,966,318 721,225,799 13.9%
Technology
Application Software
Adobe
1
320,600 10,572,380 142,590,056 2.7%
Intuit 285,600 9,926,412 164,631,264 3.2%
20,498,792 307,221,320 5.9%
Communications Equipment
Apple 1,987,150 1,516,258 382,029,587 7.3%
Cisco Systems 1,750,000 39,258,055 81,375,000 1.6%
40,774,313 463,404,587 8.9%
Infrastructure Software
Microsoft 660,000 205,627,703 273,985,800 5.2%
Oracle 900,000 39,381,679 105,471,000 2.0%
ServiceNow
1
185,000 99,581,103 121,532,050 2.3%
344,590,485 500,988,850 9.5%
IT Services
Gartner
1
179,900 6,185,085 75,498,633 1.4%
Semiconductor Devices
Advanced Micro Devices
1
1,200,000 59,033,683 200,280,000 3.8%
Broadcom 110,000 110,696,976 146,140,500 2.8%
NVIDIA 195,000 133,180,317 213,784,350 4.1%
302,910,976 560,204,850 10.7%
Semiconductor Manufacturing
ASML Holding NY 308,000 10,937,644 295,787,800 5.7%
Taiwan Semiconductor ADR 1,210,921 12,693,436 182,897,508 3.5%
23,631,080 478,685,308 9.2%
738,590,731 2,386,003,548 45.6%
Total investments $2,047,797,650 $ 5,152,651,974 98.6%
Other assets (net of liabilities) 72,520,938 1.4%
Total net assets $ 5,225,172,912 100.0%
1
Non-income producing
ADR: American Depositary Receipt

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2024
N-CSR
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2024
Assets
Investments in securities, at value
(Cost $2,047,797,650) $ 5,152,651,974
Cash 72,108,714
Receivable for Fund shares sold 3,610,796
Dividends receivable 3,297,998
Prepaid expenses 59,651
Total assets 5,231,729,133
Liabilities
Payable for Fund shares redeemed 3,318,387
Accrued advisory fees 2,582,891
Accrued 12b-1 distribution fees 534,810
Accrued retirement plan custody fee 37,504
Accrued trustee expenses 23,719
Accrued audit expenses 20,694
Accrued legal expenses 20,450
Accrued Chief Compliance Officer expenses 7,346
Accrued other operating expenses 10,420
Total liabilities 6,556,221
Net assets $5,225,172,912
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $1,906,260,597
Total distributable earnings 3,318,912,315
Net assets applicable to Fund shares outstanding $5,225,172,912
Net asset value per Investor Shares AMAGX
Net assets, at value $2,527,040,834
Shares outstanding 32,363,337
Net asset value, offering and redemption price per
share $78.08
Net asset value per Institutional Shares AMIGX
Net assets, at value $2,698,132,078
Shares outstanding 34,335,120
Net asset value, offering and redemption price per
share $78.58
Year ended May 31, 2024
Investment income
Dividend Income (Net of foreign tax of $1,515,760) $ 42,804,153
Total investment income 42,804,153
Expenses
Investment advisory fees 27,063,118
12b-1 distribution fees 5,510,040
Custodian fees 180,970
Filing and registration fees 155,382
Audit fees 96,393
Retirement plan custodial fees 86,415
225
Investor Shares 292
250
Institutional Shares 86,123
Chief Compliance Officer expenses 79,707
ReFlow fees 70,956
Trustee fees 64,716
Legal fees 53,356
Other operating expenses 266,073
Total gross expenses 33,627,126
Less custodian fee credits (180,970)
Net expenses 33,446,156
Net investment income $9,357,997
Net realized gain from investments and foreign
currency $240,318,416
A
Net Increase in unrealized appreciation on investments
and foreign currency 788,446,787
Net gain on investments 1,028,765,203
Net increase in net assets resulting from operations $1,038,123,200
A
Includes $29,081,899 in net realized gains from redemptions in-kind

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSR
13
Statements of Changes in Net Assets
Year ended May 31, 2024 Year ended May 31, 2023
Increase in net assets from operations
From operations
Net investment income $9,357,997 $10,975,605
Net realized gain on investments and foreign currency 240,318,416 71,477,598
Net increase in unrealized appreciation on investments and foreign currency 788,446,787 162,482,174
Net increase in net assets 1,038,123,200 244,935,377
Distributions to shareowners from
225
Net dividend and distribution to shareholders - Investor Shares (14,498,999) (58,195,925)
250
Net dividend and distribution to shareholders - Institutional Shares (18,959,927) (60,563,003)
Total distributions (33,458,926) (118,758,928)
Capital share transactions
Proceeds from the sale of shares
225
Investor Shares 492,993,115 270,694,426
250
Institutional Shares 664,241,837 651,089,637
Value of shares issued in reinvestment of dividends and distributions
225
Investor Shares 13,941,611 56,262,765
250
Institutional Shares 18,285,747 58,569,250
Cost of shares redeemed
225
Investor Shares (334,959,259) (204,912,016)
250
Institutional Shares (458,432,950) (307,663,933)
Total capital shares transactions 396,070,101 524,040,129
Total increase in net assets 1,400,734,375 650,216,578
Net assets
Beginning of year 3,824,438,537 3,174,221,959
End of year $5,225,172,912 $3,824,438,537
Shares of the Fund sold and redeemed
Investor Shares (AMAGX)
Number of shares sold 6,950,130 4,553,853
Number of shares issued in reinvestment of dividends and distributions 196,666 969,880
Number of shares redeemed (4,695,664) (3,467,797)
Net increase in number of shares outstanding 2,451,132 2,055,936
Institutional Shares (AMIGX)
Number of shares sold 9,379,438 10,920,895
Number of shares issued in reinvestment of dividends and distributions 256,606 1,005,136
Number of shares redeemed (6,539,327) (5,189,405)
Net increase in number of shares outstanding 3,096,717 6,736,626
– –

Amana Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
14
May 31, 2024
N-CSR
Investor Shares (AMAGX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $62.36 $60.47 $61.17 $45.39 $39.31
Income from investment operations
Net investment income
A
0.06 0.12 0.05 0.10 0.15
Net gains (losses) on securities (both realized and unrealized) 16.12 3.86 (0.37) 18.74 7.33
Total from investment operations 16.18 3.98 (0.32) 18.84 7.48
Less distributions
Dividends (from net investment income) (0.11) (0.10) (0.05) (0.13) (0.16)
Distributions (from capital gains) (0.35) (1.99) (0.33) (2.93) (1.24)
Total distributions (0.46) (2.09) (0.38) (3.06) (1.40)
Net asset value at end of year $78.08 $62.36 $60.47 $61.17 $45.39
Total Return 26.03% 6.83% (0.62)% 42.16% 19.12%
Ratios / supplemental data
Net assets ($000), end of year $2,527,041 $1,865,385 $1,684,412 $1,735,349 $1,303,469
Ratio of expenses to average net assets
Before custodian fee credits 0.87% 0.91% 0.91% 0.96% 1.02%
After  custodian fee credits 0.87% 0.91% 0.90% 0.96% 1.02%
Ratio of net investment income after custodian fee credits  to average net assets 0.09% 0.21% 0.09% 0.19% 0.36%
Portfolio turnover rate 10% 6% 3%
B
3%
B
0%
C
Institutional Shares (AMIGX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $62.71 $60.80 $61.50 $45.60 $39.49
Income from investment operations
Net investment income
A
0.23 0.27 0.22 0.24 0.28
Net gains (losses) on securities (both realized and unrealized) 16.23 3.88 (0.38) 18.84 7.34
Total from investment operations 16.46 4.15 (0.16) 19.08 7.62
Less distributions
Dividends (from net investment income) (0.24) (0.25) (0.21) (0.25) (0.27)
Distributions (from capital gains) (0.35) (1.99) (0.33) (2.93) (1.24)
Total distributions (0.59) (2.24) (0.54) (3.18) (1.51)
Net asset value at end of year $78.58 $62.71 $60.80 $61.50 $45.60
Total Return 26.34% 7.09% (0.40)% 42.53% 19.39%
Ratios / supplemental data
Net assets ($000), end of year $2,698,132 $1,959,054 $1,489,810 $1,291,092 $859,154
Ratio of expenses to average net assets
Before custodian fee credits 0.62% 0.67% 0.64% 0.71% 0.79%
After  custodian fee credits 0.62% 0.66% 0.64% 0.71% 0.78%
Ratio of net investment income after custodian fee credits  to average net assets 0.33% 0.46% 0.32% 0.43% 0.60%
Portfolio turnover rate 10% 6% 3%
B
3%
B
0%
C
A
Calculated using average shares outstanding
B
As restated to reflect the exclusion of redemptions in-kind, which reduced the percentage by 4% and 2% for the year ended May 31, 2022 and 2021, respectively.
C
Amount is less than 0.5%

Schedule of Investments
As of May 31, 2024
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSR
15
Continued on next page.
Common Stock - 93 .9 % Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Saudi Telecom 288,000 $ 3,198,895 $ 2,768,610 Saudi Arabia 2.2%
Wireless Telecommunications
Telekomunikasi Indonesia ADR 83,000 1,813,782 1,491,510 Indonesia 1.2%
5,012,677 4,260,120 3.4%
Consumer Discretionary
Automobiles
Ford Otomotiv Sanayi 103,600 1,794,814 3,507,185 Turkey 2.8%
Home Products Stores
Wilcon Depot 5,550,000 2,140,944 1,896,907 Philippines 1.5%
3,935,758 5,404,092 4.3%
Consumer Staples
Food & Drug Stores
Bim Birlesik Magazalar AS 251,000 2,767,620 3,739,975 Turkey 3.0%
Clicks Group 192,000 2,314,634 3,006,790 South Africa 2.4%
5,082,254 6,746,765 5.4%
Packaged Food
Indofood CBP Sukses Makmur 2,500,000 1,468,008 1,500,430 Indonesia 1.2%
Personal Care Products
Colgate-Palmolive 39,000 2,727,509 3,625,440 United States 2.9%
Dabur India 444,000 2,928,237 2,899,720 India 2.3%
Kimberly-Clark de Mexico, Class A 1,100,000 1,948,895 2,313,265 Mexico 1.8%
LG Household & Health Care 6,050 3,600,424 1,830,112 South Korea 1.5%
Unicharm 88,800 3,252,800 2,867,897 Japan 2.3%
Unilever ADR 62,500 3,123,346 3,421,875 United Kingdom 2.7%
17,581,211 16,958,309 13.5%
24,131,473 25,205,504 20.1%
Financials
Islamic Banking
BIMB Holdings 1,476,100 1,168,041 788,212 Malaysia 0.6%
Islamic Insurance
Syarikat Takaful Malaysia Keluarga 1,324,000 1,153,295 1,063,975 Malaysia 0.8%
2,321,336 1,852,187 1.4%
Health Care
Health Care Facilities
Bangkok Dusit Medical Services NVDR 3,423,000 2,366,173 2,514,341 Thailand 2.0%
IHH Healthcare 1,764,000 2,329,363 2,320,212 Malaysia 1.8%
KPJ Healthcare 4,825,992 1,231,253 1,951,018 Malaysia 1.6%
5,926,789 6,785,571 5.4%
Health Care Services
Fleury 498,750 2,353,504 1,323,123 Brazil 1.1%
Specialty & Generic Pharma
Hikma Pharmaceuticals 127,400 3,585,573 3,147,198 Jordan 2.5%
11,865,866 11,255,892 9.0%
Industrials
Other Machinery & Equipment
WEG 387,000 2,799,542 2,783,711 Brazil 2.2%

Schedule of Investments
As of May 31, 2024
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
16
May 31, 2024
N-CSR
Continued on next page.
Common Stock - 93.9% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
Rubber & Plastic
Hartalega Holdings 2,750,000 $ 2,643,031 $ 1,836,590 Malaysia 1.5%
5,442,573 4,620,301 3.7%
Materials
Agricultural Chemicals
Quimica y Minera Chile ADR 46,400 3,258,128 2,166,880 Chile 1.7%
Base Metals
Southern Copper 38,379 2,142,608 4,552,901 Peru 3.6%
Cement & Aggregates
UltraTech Cement 29,100 2,689,466 3,460,087 India 2.7%
Iron
Rio Tinto ADR 45,100 3,316,352 3,161,510 China
2
2.5%
Precious Metals
Barrick Gold 155,240 3,185,293 2,653,051 Canada 2.1%
14,591,847 15,994,429 12.6%
Real Estate
Multi Asset Class Ownership & Development
SM Prime Holdings 2,800,000 1,564,843 1,291,209 Philippines 1.0%
Technology
Communications Equipment
Samsung Electronics 62,700 3,115,508 3,322,024 South Korea 2.6%
Sercomm 669,000 1,839,844 2,445,537 Taiwan 1.9%
4,955,352 5,767,561 4.5%
Computer Hardware & Storage
Advantech 270,931 2,371,963 2,966,276 Taiwan 2.4%
Electronic Manufacturing Services &
Original Design Manufacturer
Jabil 25,550 2,480,174 3,037,895 United States 2.4%
Electronics Components
Delta Electronics 307,500 2,392,030 3,098,525 China
2
2.5%
KCE Electronics NVDR 1,810,000 3,110,607 2,049,036 Thailand 1.6%
Samsung 7,900 3,360,919 2,158,396 South Korea 1.7%
8,863,556 7,305,957 5.8%
IT Services
Infosys ADR 163,200 3,243,960 2,733,600 India 2.2%
Semiconductor Devices
NVIDIA 9,450 2,196,641 10,360,319 United States 8.2%
Qualcomm 24,500 3,020,311 4,999,225 China
2
4.0%
5,216,952 15,359,544 12.2%
Semiconductor Manufacturing
ASML Holding NY 4,550 3,079,805 4,369,593 Netherlands 3.5%
Taiwan Semiconductor ADR 27,200 1,513,555 4,108,288 Taiwan 3.3%
4,593,360 8,477,881 6.8%
31,725,317 45,648,714 36.3%

Schedule of Investments
As of May 31, 2024
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSR
17
Common Stock - 93.9% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Utilities
Power Generation
Manila Electric 428,500 $ 2,833,817 $ 2,687,660 Philippines 2.1%
Total investments $103,425,507 $ 118,220,108 93.9%
Other assets (net of liabilities) 7,614,553 6.1%
Total net assets $ 125,834,661 100.0%
1
Country of domicile unless otherwise indicated
2
Denotes a country or region of primary exposure
ADR: American Depositary Receipt
NVDR: Non Voting Depository Receipt

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2024
N-CSR
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2024
Assets
Investments in securities, at value
(Cost $103,425,507) $ 118,220,108
Cash 7,307,858
Receivable for Fund shares sold 252,045
Dividends receivable 210,787
Prepaid expenses 8,487
Total assets 125,999,285
Liabilities
Accrued advisory fees 81,564
Payable for Fund shares redeemed 34,704
Accrued audit expenses 30,839
Accrued retirement plan custody fee 7,735
Accrued 12b-1 distribution fees 7,376
Accrued trustee expenses 547
Accrued legal expenses 388
Accrued Chief Compliance Officer expenses 71
Accrued other operating expenses 1,400
Total liabilities 164,624
Net assets $125,834,661
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $112,373,994
Total distributable earnings 13,460,667
Net assets applicable to Fund shares outstanding $125,834,661
Net asset value per Investor Shares AMDWX
Net assets, at value $35,115,080
Shares outstanding 2,641,643
Net asset value, offering and redemption price per
share $13.29
Net asset value per Institutional Shares AMIDX
Net assets, at value $90,719,581
Shares outstanding 6,797,026
Net asset value, offering and redemption price per
share $13.35
Year ended May 31, 2024
Investment income
Dividend Income (Net of foreign tax of $261,163) $ 2,359,100
Miscellaneous income 62
Total investment income 2,359,162
Expenses
Investment advisory fees 833,792
12b-1 distribution fees 80,325
Custodian fees 78,241
Filing and registration fees 41,681
Audit fees 21,608
Retirement plan custodial fees 17,798
325
Investor Shares 173
350
Institutional Shares 17,625
Trustee fees 1,387
Chief Compliance Officer expenses 726
Legal fees 689
Other operating expenses 13,284
Total gross expenses 1,089,531
Less custodian fee credits (77,234)
Net expenses 1,012,297
Net investment income $1,346,865
Net realized loss from investments and foreign
currency $(2,015,157)
Net Increase in unrealized appreciation on investments
and foreign currency 14,675,631
Net gain on investments 12,660,474
Net increase in net assets resulting from operations $14,007,339

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSR
19
Statements of Changes in Net Assets
Year ended May 31, 2024 Year ended May 31, 2023
Increase in net assets from operations
From operations
Net investment income $1,346,865 $888,018
Net realized gain (loss) on investments and foreign currency (2,015,157) 476,070
Net increase (decrease) in unrealized appreciation on investments and foreign currency 14,675,631 (1,261,229)
Net increase in net assets 14,007,339 102,859
Distributions to shareowners from
325
Net dividend and distribution to shareholders - Investor Shares (299,740) (235,598)
350
Net dividend and distribution to shareholders - Institutional Shares (787,678) (568,673)
Total distributions (1,087,418) (804,271)
Capital share transactions
Proceeds from the sale of shares
325
Investor Shares 7,070,763 12,067,697
350
Institutional Shares 43,861,528 17,042,275
Value of shares issued in reinvestment of dividends and distributions
325
Investor Shares 297,630 234,338
350
Institutional Shares 781,001 567,391
Cost of shares redeemed
325
Investor Shares (5,818,766) (5,818,968)
350
Institutional Shares (17,334,306) (9,172,089)
Total capital shares transactions 28,857,850 14,920,644
Total increase in net assets 41,777,771 14,219,232
Net assets
Beginning of year 84,056,890 69,837,658
End of year $125,834,661 $84,056,890
Shares of the Fund sold and redeemed
Investor Shares (AMDWX)
Number of shares sold 572,870 1,051,929
Number of shares issued in reinvestment of dividends and distributions 24,217 21,073
Number of shares redeemed (472,648) (506,651)
Net increase in number of shares outstanding 124,439 566,351
Institutional Shares (AMIDX)
Number of shares sold 3,506,333 1,477,329
Number of shares issued in reinvestment of dividends and distributions 63,342 50,887
Number of shares redeemed (1,425,506) (802,107)
Net increase in number of shares outstanding 2,144,169 726,109
– –

Amana Developing World Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
20
May 31, 2024
N-CSR
Investor Shares (AMDWX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $11.70 $11.85 $13.70 $9.67 $9.33
Income from investment operations
Net investment income
A
0.14 0.13 0.21 0.05 0.04
Net gains (losses) on securities (both realized and unrealized) 1.56 (0.17) (1.90) 3.98 0.34
Total from investment operations 1.70 (0.04) (1.69) 4.03 0.38
Less distributions
Dividends (from net investment income) (0.11) (0.08) (0.16) – (0.04)
Distributions (from capital gains) 0.00
B
(0.03) – – –
Total distributions (0.11) (0.11) (0.16) – (0.04)
Net asset value at end of year $13.29 $11.70 $11.85 $13.70 $9.67
Total Return 14.65% (0.25)% (12.47)% 41.68% 4.02%
Ratios / supplemental data
Net assets ($000), end of year $35,115 $29,446 $23,123 $22,553 $13,253
Ratio of expenses to average net assets
Before custodian fee credits 1.20% 1.22% 1.21% 1.20% 1.34%
After  custodian fee credits 1.13% 1.15% 1.14% 1.14% 1.29%
Ratio of net investment income after custodian fee credits  to average net assets 1.15% 1.11% 1.59% 0.44% 0.38%
Portfolio turnover rate 1% 6% 30% 3% 9%
Institutional Shares (AMIDX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $11.74 $11.90 $13.77 $9.70 $9.36
Income from investment operations
Net investment income
A
0.17 0.15 0.24 0.08 0.04
Net gains (losses) on securities (both realized and unrealized) 1.57 (0.17) (1.90) 3.99 0.36
Total from investment operations 1.74 (0.02) (1.66) 4.07 0.40
Less distributions
Dividends (from net investment income) (0.13) (0.11) (0.21) – (0.06)
Distributions (from capital gains) 0.00
B
(0.03) – – –
Total distributions (0.13) (0.14) (0.21) – (0.06)
Net asset value at end of year $13.35 $11.74 $11.90 $13.77 $9.70
Total Return 14.95% (0.12)% (12.24)% 41.96% 4.20%
Ratios / supplemental data
Net assets ($000), end of year $90,720 $54,611 $46,715 $42,241 $18,959
Ratio of expenses to average net assets
Before custodian fee credits 0.98% 1.01% 0.99% 0.97% 1.21%
After  custodian fee credits 0.90% 0.94% 0.92% 0.91% 1.16%
Ratio of net investment income after custodian fee credits  to average net assets 1.36% 1.31% 1.80% 0.65% 0.43%
Portfolio turnover rate 1% 6% 30% 3% 9%
A
Calculated using average shares outstanding
B
Amount is less than $0.01

Consolidated Schedule of Investments
As of May 31, 2024
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSR
21
Continued on next page.
Corporate Sukuk - 73.6% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Saudi Telecom
2
3.890% due 05/13/2029 $ 5,450,000 $ 5,171,508 Saudi Arabia 2.6%
Axiata SPV2
2
2.163% due 08/19/2030 6,000,000 4,970,016 Malaysia 2.5%
Axiata SPV2
2
4.357% due 03/24/2026 4,357,000 4,265,661 Malaysia 2.1%
14,407,185 7.2%
Energy
SA Global
2
2.694% due 06/17/2031 6,000,000 5,091,060 Saudi Arabia 2.6%
SA Global Sukuk Ltd
2
1.602% due 06/17/2026 500,000 463,740 Cayman Islands 0.2%
5,554,800 2.8%
Financials
Kuwait Financial Bank Tier 1
2,3
3.600% due PERP 10,000,000 9,350,000 Kuwait 4.7%
Riyad
2
3.174% due 02/25/2030 8,830,000 8,598,212 Saudi Arabia 4.3%
Investment Corporate of Dubai
2
5.000% due 02/01/2027 7,850,000 7,752,660 United Arab Emirates 3.9%
Dubai Aerospace Enterprises DIFC
2
3.750% due 02/15/2026 7,700,000 7,410,880 United Arab Emirates 3.7%
Air Lease Corp Sukuk Ltd
2
5.850% due 04/01/2028 6,000,000 5,957,094 Cayman Islands 3.0%
National Commercial Bank Tier 1
2,3
3.500% due PERP 5,550,000 5,177,151 Saudi Arabia 2.6%
Dubai Islamic Bank
2
5.493% due 11/30/2027 5,000,000 5,019,870 United Arab Emirates 2.5%
Sharjah Islamic Bank Tier 1
2,3
5.000% due PERP 5,000,000 4,869,000 United Arab Emirates 2.4%
Dubai Islamic Bank Tier 1
2,3
6.250% due PERP 4,500,000 4,474,107 United Arab Emirates 2.2%
Boubyan Sukuk Ltd
2
3.389% due 03/29/2027 4,600,000 4,342,124 Cayman Islands 2.2%
Mas Al Ryan
2
2.210% due 09/02/2025 4,500,000 4,302,909 Cayman Islands 2.2%
Banque Saudi Fransi
2
4.750% due 05/31/2028 4,000,000 3,903,064 Saudi Arabia 2.0%
EMAAR Malls
2
4.564% due 06/18/2024 3,000,000 2,993,532 United Arab Emirates 1.5%
QIB Sukuk LTD 5.581
2
5.581% due 11/22/2028 1,000,000 1,012,355 Cayman Islands 0.5%
FAB Sukuk Company LTD
2
4.581% due 01/17/2028 1,000,000 979,380 Cayman Islands 0.5%
Khazanah Global Sukuk
2
4.687% due 06/01/2028 500,000 488,885 Malaysia 0.2%
76,631,223 38.4%
Industrials
DP World Salaam
2,3
6.000% due PERP 7,800,000 7,739,160 United Arab Emirates 3.9%
DP World Crescent
2
3.750% due 01/30/2030 4,000,000 3,665,314 United Arab Emirates 1.8%
11,404,474 5.7%
Real Estate
EMAAR
2
3.700% due 07/06/2031 7,000,000 6,223,224 United Arab Emirates 3.1%
Aldar
2
3.875% due 10/22/2029 6,000,000 5,537,880 United Arab Emirates 2.8%
Majid Al Futtaim
2
4.638% due 05/14/2029 5,650,000 5,431,063 United Arab Emirates 2.7%
Majid Al Futtaim
2
4.500% due 11/03/2025 2,600,000 2,550,158 United Arab Emirates 1.3%
19,742,325 9.9%
Utilities
TNB Global Ventures Cap
2
3.244% due 10/19/2026 6,140,000 5,823,135 Malaysia 2.9%
TNB Global Ventures
2
4.851% due 11/01/2028 5,300,000 5,207,738 Malaysia 2.6%
Saudi Electricity Global
2
5.060% due 04/08/2043 5,000,000 4,706,630 Saudi Arabia 2.4%
Saudi Electricity Global
2
5.500% due 04/08/2044 2,400,000 2,320,977 Saudi Arabia 1.2%
Saudi Electricity Global
2
5.684% due 04/11/2053 1,000,000 964,936 Saudi Arabia 0.5%
19,023,416 9.6%
Total Corporate Sukuk (Cost $ 154,227,000) $146,763,423 73.6%
Government Sukuk - 18.6 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
Perusahaan Penerbit SBSN
2
4.550% due 03/29/2026 6,185,000 6,114,639 Indonesia 3.1%
Kingdom of Saudi Arabia
2
3.628% due 04/20/2027 6,000,000 5,744,568 Saudi Arabia 2.9%

Consolidated Schedule of Investments
As of May 31, 2024
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
22
May 31, 2024
N-CSR
Government Sukuk - 18.6% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government (continued)
Oman Sovereign Sukuk
2
4.875% due 06/15/2030 $ 5,150,000 $ 4,976,187 Oman 2.5%
Malaysia Sovereign Sukuk
2
4.236% due 04/22/2045 5,000,000 4,461,693 Malaysia 2.2%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 5,280,000 3,784,563 Indonesia 1.9%
Kingdom of Saudi Arabia
2
4.303% due 01/19/2029 3,200,000 3,088,058 Saudi Arabia 1.5%
Perusahaan Penerbit SBSN
2
4.450% due 02/20/2029 3,050,000 2,950,120 Indonesia 1.5%
Islamic Development Bank Trust Services
2
4.747% due 10/27/2027 2,500,000 2,480,050 Saudi Arabia 1.2%
Ras Al Khaimah
2
3.094% due 03/31/2025 2,450,000 2,395,757 United Arab Emirates 1.2%
Oman Sovereign Sukuk SAOC
2
4.397% due 06/01/2024 1,200,000 1,200,000 Oman 0.6%
Total Government Sukuk (Cost $ 40,015,000) $37,195,635 18.6%
Bank Time Deposits - 2.0% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Bank Time Deposits
Gulf International Bank 5.000% due 07/11/2024 2,000,000 2,000,000 United States 1.0%
Gulf International Bank 5.000% due 06/26/2024 2,000,000 2,000,000 United States 1.0%
Total Bank Time Deposits (Cost 4,000,000) $4,000,000 2.0%
Total investments (Cost $195,543,379) $187,959,058 94.2%
Other assets (net of liabilities) 11,494,066 5.8%
Total net assets $199,453,124 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31,
2024, the aggregate value of these securities was $183,959,058 representing 92.2 % of total net assets.
3
Security is perpetual in nature with no stated maturity date.
SA: Special Assessment

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSR
23
Consolidated Statement of Assets and Liabilities Consolidated Statement of Operations
As of May 31, 2024
Assets
Investments in securities, at value
(Cost $195,543,379) $ 187,959,058
Cash 9,467,948
Dividends receivable 2,062,111
Receivable for Fund shares sold 416,379
Prepaid expenses 9,049
Total assets 199,914,545
Liabilities
Payable for Fund shares redeemed 334,549
Accrued advisory fees 84,009
Distributions payable 15,182
Accrued audit expenses 10,469
Accrued 12b-1 distribution fees 6,108
Accrued retirement plan custody fee 4,928
Accrued legal expenses 1,647
Accrued trustee expenses 1,405
Accrued Chief Compliance Officer expenses 656
Accrued other operating expenses 2,468
Total liabilities 461,421
Net assets $199,453,124
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $214,303,615
Total distributable earnings (14,850,491)
Net assets applicable to Fund shares outstanding $199,453,124
Net asset value per Investor Shares AMAPX
Net assets, at value $28,756,200
Shares outstanding 3,013,116
Net asset value, offering and redemption price per
share $9.54
Net asset value per Institutional Shares AMIPX
Net assets, at value $170,696,924
Shares outstanding 17,822,825
Net asset value, offering and redemption price per
share $9.58
Year ended May 31, 2024
Investment income
Sukuk income $ 8,200,304
Miscellaneous income 103
Total investment income 8,200,407
Expenses
Investment advisory fees 1,022,016
12b-1 distribution fees 70,584
Filing and registration fees 47,472
Custodian fees 46,837
Legal fees 14,784
Retirement plan custodial fees 11,769
425
Investor Shares 355
450
Institutional Shares 11,414
Audit fees 7,000
Chief Compliance Officer expenses 4,506
Trustee fees 3,731
Other operating expenses 37,577
Total gross expenses 1,266,276
Less custodian fee credits (46,837)
Net expenses 1,219,439
Net investment income $6,980,968
Net realized loss from investments $(3,429,790)
Net decrease in unrealized depreciation on
investments 769,931
Net loss on investments (2,659,859)
Net increase in net assets resulting from operations $4,321,109

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2024
N-CSR
Consolidated Statements of Changes in Net Assets
Year ended May 31, 2024 Year ended May 31, 2023
Increase (Decrease) in net assets from operations
From operations
Net investment income $6,980,968 $4,912,869
Net realized loss on investments (3,429,790) (3,707,804)
Net increase (decrease) in unrealized appreciation on investments 769,931 (1,442,394)
Net increase (decrease) in net assets 4,321,109 (237,329)
Distributions to shareowners from
425
Net dividend and distribution to shareholders - Investor Shares (857,965) (514,276)
450
Net dividend and distribution to shareholders - Institutional Shares (5,730,425) (4,214,746)
Total distributions (6,588,390) (4,729,022)
Capital share transactions
Proceeds from the sale of shares
425
Investor Shares 9,329,328 7,014,297
450
Institutional Shares 50,645,545 55,676,244
Value of shares issued in reinvestment of dividends and distributions
425
Investor Shares 845,539 507,146
450
Institutional Shares 5,678,992 4,185,801
Cost of shares redeemed
425
Investor Shares (7,787,173) (5,039,991)
450
Institutional Shares (75,702,455) (50,420,675)
Total capital shares transactions (16,990,224) 11,922,822
Total increase (decrease) in net assets (19,257,505) 6,956,471
Net assets
Beginning of year 218,710,629 211,754,158
End of year $199,453,124 $218,710,629
Shares of the Fund sold and redeemed
Investor Shares (AMAPX)
Number of shares sold 975,227 721,333
Number of shares issued in reinvestment of dividends and distributions 88,555 52,351
Number of shares redeemed (814,310) (517,383)
Net increase in number of shares outstanding 249,472 256,301
Institutional Shares (AMIPX)
Number of shares sold 5,276,214 5,696,416
Number of shares issued in reinvestment of dividends and distributions 592,716 430,341
Number of shares redeemed (7,893,506) (5,182,413)
Net increase (decrease) in number of shares outstanding (2,024,576) 944,344
– –

Amana Participation Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSR
25
Investor Shares (AMAPX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31
2024
A
2023
A
2022
A
2021
A
2020
A A A A A A
Net asset value at beginning of period $9.64 $9.86 $10.42 $10.12 $9.97
Income from investment operations
Net investment income
B
0.31 0.21 0.18 0.19 0.24
Net gains (losses) on securities (both realized and unrealized) (0.12) (0.24) (0.57) 0.30 0.14
Total from investment operations 0.19 (0.03) (0.39) 0.49 0.38
Less distributions
Dividends (from net investment income) (0.29) (0.19) (0.17) (0.19) (0.23)
Total distributions (0.29) (0.19) (0.17) (0.19) (0.23)
Net asset value at end of period $9.54 $9.64 $9.86 $10.42 $10.12
Total Return 2.01% (0.26)% (3.83)% 4.90% 3.88%
Ratios / supplemental data
Net assets ($000), end of year $28,756 $26,650 $24,722 $22,375 $16,531
Ratio of expenses to average net assets
Before  custodian fee credits 0.83% 0.80% 0.80% 0.82% 0.88%
After custodian fee credits 0.80% 0.78% 0.78% 0.80% 0.86%
Ratio of net investment income after to average net assets 3.23% 2.11% 1.71% 1.86% 2.34%
Portfolio turnover rate 17% 48% 15% 19% 34%
Institutional Shares (AMIPX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31
2024
A
2023
A
2022
A
2021
A
2020
A A A A A A
Net asset value at beginning of period $9.68 $9.89 $10.45 $10.16 $10.00
Income from investment operations
Net investment income
B
0.33 0.23 0.20 0.22 0.26
Net gains (losses) on securities (both realized and unrealized) (0.12) (0.22) (0.57) 0.29 0.16
Total from investment operations 0.21 0.01 (0.37) 0.51 0.42
Less distributions
Dividends (from net investment income) (0.31) (0.22) (0.19) (0.22) (0.26)
Total distributions (0.31) (0.22) (0.19) (0.22) (0.26)
Net asset value at end of period $9.58 $9.68 $9.89 $10.45 $10.16
Total Return 2.26% 0.09% (3.58)% 5.04% 4.23%
Ratios / supplemental data
Net assets ($000), end of year $170,697 $192,060 $187,032 $143,404 $100,023
Ratio of expenses to average net assets
Before  custodian fee credits 0.58% 0.56% 0.56% 0.58% 0.63%
After custodian fee credits 0.56% 0.53% 0.54% 0.56% 0.61%
Ratio of net investment income after to average net assets 3.45% 2.34% 1.97% 2.10% 2.53%
Portfolio turnover rate 17% 48% 15% 19% 34%
A
Consolidated
B
Calculated using average shares outstanding

Notes To Financial Statements

May 31, 2024
N-CSR
Note 1 – Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust (“Prior Trust”)
organized on July 26, 1984, pursuant to a reorganization on July
19, 2013. Each Fund is a series of the Trust and the Income, Growth, and Developing World Funds are successors to the corresponding series of the Prior Trust. The Trust is registered as an open-end, management company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles.
Four portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June
23, 1986. The Growth Fund began operations on February 3, 1994 .
The Developing World Fund began operations on September 28,
2009 . Institutional Shares of Income, Growth, and Developing World
Funds were first offered September 25, 2013. The Participation
Fund (both Investor and Institutional Shares) began operations
September 28, 2015 . The Participation Fund is a nondiversified fund.
Each Fund is an investment company and accordingly follows the investment accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services – Investment Companies.”
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Commencing in the year ended May 31, 2021, the Participation
Fund utilizes a wholly-owned subsidiary to achieve its investment objective (see Note 2).
Investment risks:
Income , Growth , Developing World , and Participation Funds :
The value of the shares of each of the Funds rises and falls as the value of the securities in which the Funds invest goes up and down.
The Funds limit the securities they purchase to those consistent with Islamic principles. This limits opportunities and may affect performance. Each of the Funds may invest in securities that are not traded in the United States. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. These risks include currency and market fluctuations, and political or social instability.
The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.
Growth Fund : The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility.
Participation Fund : While the Participation Fund does not invest in conventional bonds, risks similar to those of conventional fixed-
income funds apply. These include: diversification and concentration risk, liquidity risk, interest rate risk, credit risk, and high-yield risk.
The Participation Fund also includes risks specific to investments in Islamic fixed-income instruments. The structural complexity of sukuk , along with the weak infrastructure of the sukuk market, increases risk. As compared to rights of conventional bondholders, holders of sukuk may have limited ability to pursue legal recourse to enforce the terms of the sukuk or to restructure the sukuk in order to seek recovery of principal. Sukuk are also subject to the risk that some Islamic scholars may deem certain sukuk as not meeting
Islamic investment principles subsequent to the sukuk being issued.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issuers specific to a particular sector or industry.
Please see each Fund’s Summary Prospectus, the Funds' Prospectus, and Statement of Additional Information for a more detailed
discussion of the risks affecting the Funds.
Note 2 – Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation

Notes To Financial Statements
(continued)
May 31, 2024
N-CSR
27
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of May 31, 2024
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Common Stock
Consumer Discretionary $55,061,480 $– $– $55,061,480
Consumer Staples $204,237,059 $– $– $204,237,059
Health Care $479,307,122 $– $– $479,307,122
Industrials $413,542,520 $– $– $413,542,520
Materials $135,758,990 $– $– $135,758,990
Technology $406,030,730 $40,816,517 $– $446,847,247
Total Common Stock $1,693,937,901 $40,816,517 $– $1,734,754,418
Total Assets $1,693,937,901 $40,816,517 $– $1,734,754,418
Growth Fund
Common Stock
Communications $232,012,500 $– $– $232,012,500
Consumer Discretionary $388,076,350 $– $– $388,076,350
Consumer Staples $230,646,413 $– $– $230,646,413
Health Care $1,194,687,364 $– $– $1,194,687,364
Industrials $621,383,104 $99,842,695 $– $721,225,799
Technology $2,386,003,548 $– $– $2,386,003,548
Total Common Stock $5,052,809,279 $99,842,695 $– $5,152,651,974
Total Assets $5,052,809,279 $99,842,695 $– $5,152,651,974
Developing World Fund
Common Stock
Communications $1,491,510 $2,768,610 $– $4,260,120
Consumer Discretionary $– $5,404,092 $– $5,404,092
Consumer Staples $7,047,315 $18,158,189 $– $25,205,504
Financials $– $1,852,187 $– $1,852,187
Health Care $– $11,255,892 $– $11,255,892
Industrials $– $4,620,301 $– $4,620,301
Materials $12,534,342 $3,460,087 $– $15,994,429
Real Estate $– $1,291,209 $– $1,291,209
Technology $29,608,920 $16,039,794 $– $45,648,714
Utilities $– $2,687,660 $– $2,687,660
Total Common Stock $50,682,087 $67,538,021 $– $118,220,108
Total Assets $50,682,087 $67,538,021 $– $118,220,108
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

May 31, 2024
N-CSR
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Investment concentration:
The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles. Consequently, cash is held in non-interest-bearing deposits with the Funds’ custodian or other banks. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting
Standards Codification (“ASC”) 825, “ Financial Instruments, ”
identifies these items as a concentration of credit risk. The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds' in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2021 − 2023) or expected to be taken in the Funds’ 2024 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Participation Fund
Bank Time Deposits
1
$– $4,000,000 $– $4,000,000
Corporate Sukuk
1
$– $146,763,423 $– $146,763,423
Government Sukuk
1
$– $37,195,635 $– $37,195,635
Total Assets $– $187,959,058 $– $187,959,058
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2024
N-CSR
29
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended May
31, 2024 , and have no effect on net assets or NAV per share.
The Income and Developing World Funds had no reclassification of capital accounts.
Distributions to shareowners:
For the Amana Participation Fund , dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. For the Amana Income Fund , Amana
Growth Fund , and Amana Developing World Fund , dividends
to shareowners from net investment income, if any, are paid in
May and December. As a result of their investment strategies, the Growth and Developing World Funds do not expect to pay
income dividends. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Consolidation of Subsidiary – Amana SPV:
The Consolidated Portfolio of Investments, Consolidated Statement
of Assets and Liabilities, Consolidated Statement of Operations
and Consolidated Statement of Changes in Net Assets and the
Consolidated Financial Highlights of the Amana Participation
Fund includes the accounts of AMANA SPV, a wholly owned and
controlled subsidiary. AMANA SPV is a C-Corporation incorporated as an exempted company under the company’s law of the Cayman
Islands on January 21, 2019, and is not subject to Cayman Islands taxes at the present time. For its income tax purpose, the SPV is not subject to US income taxes; however, the SPV's net income and capital gains will be included each year in the Amana Participation
Fund's taxable income. All inter-company accounts and transactions have been eliminated in consolidation.
The Amana Participation Fund may invest up to 25% of its total assets in the segregated portfolio vehicle (“SPV”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.
A summary of the Amana Participation Fund's investments in the
SPV is as follows:
Other:
Dividend income is recognized on the ex-dividend date, and sukuk income is recognized on an accrual basis.
Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes.
Note 3 – Transactions with Affiliated Persons
Under a contract approved annually by the Board of Trustees of the Trust, including those who are not party to the contract or
"interested persons" (as defined in the Investment Company Act of 1940) of such parties or the Trust (the "Independent Trustees"),
Saturna Capital Corporation ("Saturna Capital") provides investment advisory services and certain other administrative services and facilities required to conduct Trust business. Effective December 1,
2020, the Amana Income Fund , Amana Growth Fund , and Amana
Developing World Fund each pay an advisory and administration fee of 0.80% on the first $1 billion of a Fund’s average daily net assets,
0.65% on the next $1 billion, and 0.50% on assets over $2 billion.
The Amana Participation Fund pays an advisory and administration fee of 0.50% annually of the average daily net assets. For the fiscal year ended May 31, 2024 , the Funds paid the following advisory fees to Saturna Capital:
1
Certain officers and one trustee of Amana are also officers and directors of the investment adviser.
Saturna Brokerage Services, Inc. (“SBS”), a subsidiary of Saturna
Capital, is registered as a broker-dealer and acts as distributor.
The Funds have adopted a Distribution Plan in accordance with
Rule 12b-1 under the 1940 Act applicable to the Investor Shares of each Fund. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average daily net assets
Growth Fund
Distributable earnings
$(29,081,899)
Paid-in Capital
$29,081,899
Participation
Fund
Distributable earnings
$154
Paid-in Capital
$(154)
Inception Date
of SPV
SPV Net Assets
at May 31, 2024
% of Fund Net
Assets at May
31, 2024
Amana SPV January 21, 2019 $41,604,037 20.9%
Advisory Fees
100
Income Fund $12,682,266
200
Growth Fund $27,063,118
300
Developing World Fund $833,792
400
Participation Fund $1,022,016
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

May 31, 2024
N-CSR
applicable to Investor Shares of each Fund. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the fiscal year ended May 31, 2024 , the Funds paid the following distribution fees to SBS:
For the fiscal year ended May 31, 2024 , Saturna Capital spent an additional $5,588,398 of its own resources, and not part of the
12b-1 expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered “revenue sharing.”
Any such payments will not change the net asset value or the price of a Fund’s shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal year ended May
31, 2024 , the Funds incurred the following retirement plan custodial fees to STC:
Mr. Nicholas Kaiser serves as a trustee and president of the Trust. He is also a director and the chairman of Saturna Capital Corporation and Saturna Trust Company. He is not compensated by the Trust.
For the fiscal year ended May 31, 2024 , the Funds paid trustee compensation expenses of $82,520, which is included in the $95,742 of total expenses incurred for the Independent Trustees.
On May 31, 2024 , the trustees, officers, and their affiliates (including
Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal year ended May 31, 2024 , the Funds paid the following compensation expenses for the Chief
Compliance Officer:
Note 4 – Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal year ended
May 31, 2024 and May 31, 2023 , were as follows:
Note 5 – Federal Income Taxes
The cost basis of investments for federal income tax purposes at
May 31, 2024 , were as follows:
Distribution (12b-1) fees
125
Income Fund Investor Shares (AMANX) $1,994,218
150
Income Fund Institutional Shares (AMINX) n/a
225
Growth Fund Investor Shares (AMAGX) $5,510,040
250
Growth Fund Institutional Shares (AMIGX) n/a
325
Developing World Fund Investor Shares (AMDWX) $80,325
350
Developing World Fund Institutional Shares (AMIDX) n/a
425
Participation Fund Investor Shares (AMAPX) $70,584
450
Participation Fund Institutional Shares (AMIPX) n/a
Retirement plan custodial fees
125
Income Fund Investor Shares (AMANX) $287
150
Income Fund Institutional Shares (AMINX) $55,360
225
Growth Fund Investor Shares (AMAGX) $292
250
Growth Fund Institutional Shares (AMIGX) $86,123
325
Developing World Fund Investor Shares (AMDWX) $173
350
Developing World Fund Institutional Shares (AMIDX) $17,625
425
Participation Fund Investor Shares (AMAPX) $355
450
Participation Fund Institutional Shares (AMIPX) $11,414
Trustees', officers', and affiliates' ownership
125
Income Fund Investor Shares (AMANX) 0.03%
150
Income Fund Institutional Shares (AMINX) 1.60%
225
Growth Fund Investor Shares (AMAGX) 0.01%
250
Growth Fund Institutional Shares (AMIGX) 0.71%
325
Developing World Fund Investor Shares (AMDWX) 0.76%
350
Developing World Fund Institutional Shares (AMIDX) 3.90%
425
Participation Fund Investor Shares (AMAPX) 0.04%
450
Participation Fund Institutional Shares (AMIPX) 3.80%
Chief Compliance Officer
100
Income Fund $34,116
200
Growth Fund $79,707
300
Developing World Fund $726
400
Participation Fund $4,506
Income Fund May 31, 2024 May 31, 2023
Ordinary Income $17,028,371 $17,478,335
Long-term capital gain
1
$71,895,266 $103,369,621
Growth Fund May 31, 2024 May 31, 2023
Ordinary Income
2
$11,227,103 $9,413,427
Long-term capital gain
1
$22,231,823 $109,345,501
Developing World Fund May 31, 2024 May 31, 2023
Ordinary Income
2
$1,050,922 $638,577
Long-term capital gain
1
$36,496 $165,694
Participation Fund May 31, 2024 May 31, 2023
Ordinary Income $6,588,390 $4,729,022
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
2
By Policy, the Growth and Developing World Funds seek to avoid paying income dividends.
Income Fund Growth Fund
Cost of investments $616,495,827 $2,047,797,650
Gross tax unrealized appreciation $1,133,147,305 $3,129,523,515
Gross tax unrealized depreciation $(14,888,714) $(24,669,191)
Net tax unrealized appreciation $1,118,258,591 $3,104,854,324
Note 3 – Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)
May 31, 2024
N-CSR
31
As of May 31, 2024 , the components of distributable earnings on a tax basis were as follows:
At May 31, 2024 , the Funds had the following capital loss
carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
Note 6 – Investments
Investment transactions other than short term investments and redemptions in kind for the fiscal year ended May 31, 2024 , were as follows:
During the fiscal year ended May 31, 2024 , the Funds’ redemptions in-kind were as follows:
Note 7 – Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal year ended May 31, 2024 , such reductions were as follows:
Note 8 – Subsequent Events
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’
financial statements.
Developing
World Fund
Participation
Fund
Cost of investments $103,425,507 $195,543,379
Gross tax unrealized appreciation $27,181,726 $50,844
Gross tax unrealized depreciation $(12,387,125) $(7,635,165)
Net tax unrealized appreciation
(depreciation) $14,794,601 $(7,584,321)
Income Fund
Undistributed ordinary income $192,077
Accumulated capital gains $65,659,553
Tax accumulated earnings $65,851,630
Unrealized Appreciation $1,118,258,591
Other unrealized accumulated losses $(15,220)
Total accumulated earnings $1,184,095,001
Growth Fund
Undistributed ordinary income $2,822,133
Accumulated capital gains $211,417,587
Tax accumulated earnings $214,239,720
Unrealized Appreciation $3,104,854,324
Other unrealized accumulated losses $(181,729)
Total accumulated earnings $3,318,912,315
Developing World Fund
Undistributed ordinary income $674,648
Accumulated capital and other losses $(1,864,641)
Tax accumulated earnings $(1,189,993)
Unrealized Appreciation $14,794,601
Other unrealized accumulated losses $(143,941)
Total accumulated earnings $13,460,667
Participation Fund
Undistributed ordinary income $(1,870)
Accumulated capital and other losses $(7,264,300)
Tax accumulated earnings $(7,266,170)
Unrealized Depreciation $(7,584,321)
Total accumulated earnings $(14,850,491)
Developing
World Fund Participation Fund
Short term loss carryforward $– $1,366,204
Long term loss carryforward $927,641 $3,735,846
Total Capital loss carryforward $927,641 $5,102,050
Post-October loss deferral
1
$937,000 $2,162,250
Total accumulated losses $1,864,641 $7,264,300
Purchases Sales
100
Income Fund $158,715,656 $154,576,235
200
Growth Fund $1,044,868,012 $438,871,601
300
Developing World Fund $34,045,378 $1,228,320
400
Participation Fund $32,529,052 $44,842,937
Purchases Sales
200
Growth Fund $– $35,442,396
Custodian Fee Credits
100
Income Fund $76,965
200
Growth Fund $180,970
300
Developing World Fund $77,234
400
Participation Fund $46,837
Note 5 – Federal Income Taxes
(continued)

Report of Independent Registered Public Accounting Firm

May 31, 2024
N-CSR
To the Shareowners and Board of Trustees
Amana Mutual Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Amana Income Fund , the Amana
Growth Fund , the Amana Developing World Fund and the Amana Participation Fund (the “Funds”), each a series of Amana Mutual Funds Trust (the “Trust”), including the schedules of investments, as of May 31, 2024 , the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (consolidated for 2024, 2023 and 2022 with respect to the Amana Participation Fund )
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2024 , the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended (consolidated for 2024, 2023 and 2022 with respect to the Amana Participation Fund ), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Philadelphia, Pennsylvania
July 26, 2024
Tait, Weller & Baker LLP

May 31, 2024
N-CSR

Availability of Quarterly Portfolio Information
(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.
(3) The Funds post a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.
Privacy Statement
At Saturna Capital and the Amana Mutual Funds Trust, we
understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us.
In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain non-public information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information please call us at 1-800-728-8762.

This report is for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Trust's portfolios and handles daily operations under supervision of Amana's Board of Trustees.

Saturna Capital

1300 N. State Street
Bellingham, WA 98225
1-800-728-8762
www.amanafunds.com

Investment Adviser, Administrator, and Transfer Agent	Saturna Capital Corporation Bellingham, WA
Custodian	UMB Bank Kansas City, MO
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Philadelphia, PA
Legal Counsel	K & L Gates LLP Washington, DC

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15.  Submission of Matters to a Vote of Security Holders.
No changes to report.
Item 16.  Controls and Procedures.
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.
Item 19. Exhibits.
Exhibits included with this filing:
(a)(1) Code of Ethics.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/Nicholas F. Kaiser, President
Signature and Title

Nicholas F. Kaiser, President
Printed name and Title

September 6, 2024
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:

/s/Nicholas F. Kaiser, President
Signature and Title

Nicholas F. Kaiser, President
Printed name and Title

September 6, 2024
Date

By:

/s/ Christopher R. Fankhauser, Treasurer
Signature and Title

Christopher R. Fankhauser, Treasurer
Printed name and Title

September 6, 2024
Date